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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

REGISTRATION NO. 33-87498
811-08910

VINTAGE MUTUAL FUNDS, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

AMY M. MITCHELL, TREASURER
VINTAGE MUTUAL FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER	JOHN C. MILES, ESQ.
VINTAGE MUTUAL FUNDS, INC.	DONALD F. BURT, ESQ.
1415 28th STREET, SUITE 200	CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
WEST DES MOINES, IOWA 50266	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31/2004
DATE OF REPORTING PERIOD: 09/30/2004

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT FOR THE PERIOD ENDING SEPTEMBER 30, 2004.

MESSAGE FROM THE INVESTMENT ADVISER	Vintage Mutual Funds, Inc.

Dear Shareholders:

The markets are sending mixed signals about the US economy. The struggling stock market and the drop in the 10-year treasury yield to near 4 percent seem consistent with a softening economy. However, quality spreads in bonds and economically sensitive assets such as commodities and transport stocks remain firm. Debate continues about whether the economy’s soft patch is a consequence of higher oil prices and the normal ebb and flow of activity, or whether it reflects darker forces at work. We remain optimistic that the slowdown is temporary and the foundations of the economy remain solid.

The economy has been met with a number of headwinds, which we believe are short-term in nature and that will eventually subside. First, oil prices have hit new highs. For an economy that is a net consumer of oil, this significantly diverts cash away from the consumer. Geopolitical unrest around the world and weather-related catastrophes have merged to create the “perfect storm” in the oil industry. While the scenario looks bleak today, these catalysts will fade and prices will revert to normalized levels. Second, political indecision has increased the likelihood of a tighter presidential election. While markets typically have a low correlation with presidential elections, the event risk associated with the elections has risen for this race. We expect heightened levels of geopolitical risk as we approach the election causing many market participants to remain cautious. Third, business confidence remains fragile. The legacy of the bubble and bust cycle is lingering risk-aversion in corporate boardrooms, making companies unusually cautious about hiring and investing. Employment activity increased in the second quarter, however has moderated in the third quarter. Employment activity is important for successful transitions to growth. While capital investment has risen dramatically, further progress is necessary to boost the economy.

As headwinds have hindered current economic growth, strong foundations exist that we believe will support future growth. Corporate America, while risk-averse, remains cash-flow strong. Balance sheets continue to improve providing for a healthy corporate sector. Consumers also remain healthy. Falling loan delinquencies rates show that there are no problems in servicing current debt burdens and household wealth has improved with the strengthening financial markets over the last 18 months. As the negative economic overlays wane, strong consumer and corporate foundations will buoy growth and lead us back to above trend pace.

What does all this mean for Fed policy? Currently, very little. The Fed will remain diligent in moving the Fed funds target rate higher. Monetary policy remains very accommodative with the Fed Funds target rate 25 to 50 basis points below the current level of inflation. The challenge facing Fed Governor Greenspan is, what measure of inflation should he use. We believe an additional 50 basis points remain before Fed action stalls. Market expectations believe the Fed will move another 25 basis points in November and remain on hold until after the new year where upon rate moves will likely occur during every third Federal Open Market Committee meeting. Under the current conditions we support the market’s view. The headwinds currently in place have reduced the necessity to move more quickly. However we also believe that when the headwinds wane, further action will likely be warranted. While most standardized inflation figures show inflation moderating, we believe if economic growth continues in light of higher commodity prices, not only in food and oil, but in most raw goods used in manufacturing, standardized inflation data will trend higher forcing the Fed to play their hand.

MESSAGE FROM THE INVESTMENT ADVISER	Vintage Mutual Funds, Inc.

We remain confident that economic growth remains intact. While growth has slowed from its robust pace, it will remain strong enough to allow for job creation, a better stock market and ultimately higher interest rates.

Sincerely,

Jeff Lorenzen, CFA

Chief Investment Officer
Investors Management Group

The Vintage Mutual Funds are distributed by BISYS Fund Services Limited Partnership.

Shares of the Vintage Mutual Funds are NOT INSURED BY THE FDIC and are not deposits or obligations of, or guaranteed or endorsed by, AMCORE Financial Inc., or any of its subsidiaries including Investors Management Group. Investment products involve investment risk, including the possible loss of principal. Past performance is not predictive of future results, and the composition of each Fund’s portfolio is subject to change.

Information not authorized for distribution unless accompanied or preceded by a current prospectus.

TABLE OF CONTENTS

Message From the Investment
Performance Report
Government Assets Fund
Institutional Reserves Fund
Liquid Assets Fund
Municipal Assets Fund
Limited Term Bond Fund
Municipal Bond Fund
Equity Fund
Statements of Operations (Unaudited)
Statements of Changes in Net Assets
Notes to Financial Statements (unaudited)
Additional Information (unaudited)
SIGNATURES
Certification
Certification

PERFORMANCE REPORT	Vintage Mutual Funds, Inc.

Vintage Money Market Funds

An improving economy finally received some validation in the form of significantly improved employment reports and higher than expected inflation reports in the spring of 2004. Unfortunately, the economy went into a slowdown during the summer, with employment dropping off and inflation concerns receding. Second quarter Gross Domestic Product (GDP) posted at 3.3%, and third quarter GDP rose 3.7% indicating continued but less-robust activity than in the first quarter. Regardless, the Fed was satisfied that the economy is on stable ground and began raising overnight rates to reduce its overly accommodative stance. By the end of September, the Fed Funds target rate had risen from 1.00% to 1.75%. Money market rates trended up during the period and the curve steepened as the Fed raised rates. One year rates rose nearly 1.20% and short rates rose 0.75%, making longer investments somewhat more attractive.

The Government Assets Fund

More floating rate paper was added to the Fund to improve responsiveness to rising rates. The Fund’s average days fell along with the index, and the Fund will remain neutral to its index until our expectations of Fed action differ significantly from the market’s expectations.

The Institutional Reserves Fund

More floating rate paper was added to the Fund to improve responsiveness to rising rates. The Fund’s average days fell along with the index, and the Fund will remain neutral to its index until our expectations of Fed action differ significantly from the market’s expectations.

The Liquid Assets Fund

Short-term corporate spreads remained tight during the quarter as investable paper remained scarce. More floating rate paper was added to the Fund to improve responsiveness to rising rates. The Fund’s average days fell along with the index, and the Fund will remain neutral to its index until our expectations of Fed action differ significantly from the market’s expectations.

The Municipal Assets Fund

The percent of floating rate paper fell in the Fund as a steepening yield curve provided opportunity to invest in longer paper. Yields on floating paper did not adjust as much as their taxable counterparts, making longer investments more attractive than in the taxable market. The Fund’s average days fell along with the index, and the Fund will remain neutral to its index until our expectations of Fed action differ significantly from the market’s expectations.

VINTAGE MUTUAL FUNDS, INC.

Government Assets Fund

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par Value	Description	Value

U.S. Government Agency (55.45%):
Federal Agricultural Mortgage Corporation:
$890,000	1.61%*, 10/06/04	$889,805
Federal Farm Credit Bank:
1,000,000	3.65%, 10/22/04	1,001,463
1,000,000	3.88%, 2/01/05	1,007,817
100,000	1.25%, 4/07/05	99,880
2,000,000	1.59%**, 4/04/06	1,999,045
Federal Home Loan Bank:
1,000,000	1.67%*, 10/04/04	999,863
1,000,000	3.63%, 10/15/04	1,000,935
1,000,000	3.63%, 10/15/04	1,000,931
1,255,000	3.63%, 10/15/04	1,255,924
2,000,000	1.26%*, 10/27/04	1,998,223
1,000,000	1.76%*, 11/12/04	997,982
1,605,000	6.25%, 11/15/04	1,614,806
1,040,000	6.50%, 11/15/04	1,046,430
400,000	1.75%*, 11/24/04	398,980
500,000	6.13%, 12/01/04	503,999
1,000,000	2.13%, 12/15/04	1,002,043
1,000,000	1.46%, 3/01/05	997,836
1,000,000	1.84%***, 3/21/05	999,982
1,000,000	4.08%, 3/28/05	1,009,958
1,000,000	1.30%, 4/11/05	1,000,000
500,000	4.15%, 4/26/05	507,331
1,000,000	7.25%, 5/13/05	1,031,241
2,000,000	1.75%**, 7/26/05	1,999,646
2,000,000	1.75%***, 9/12/05	1,998,933
2,000,000	1.68%**, 9/16/05	1,999,488
Federal Home Loan Mortgage Corporation:
1,905,000	3.25%, 11/15/04	1,909,956
2,000,000	1.70%*, 11/16/04	1,995,758
1,049,000	1.75%*, 11/16/04	1,046,708
2,000,000	1.74%*, 12/07/04	1,993,672
2,000,000	6.88%, 1/15/05	2,032,222
1,000,000	6.88%, 1/15/05	1,015,603
1,000,000	3.88%, 2/15/05	1,007,084
2,000,000	1.94%*, 2/22/05	1,984,880
Federal National Mortgage Association:
2,000,000	1.70%*, 10/05/04	1,999,629
1,000,000	1.61%*, 10/14/04	999,429
301,000	1.63%*, 10/19/04	300,759
3,000,000	1.72%*, 11/01/04	2,995,660
2,000,000	1.73%*, 11/05/04	1,996,694
2,906,000	1.76%*, 11/24/04	2,898,546
2,000,000	1.88%, 12/15/04	2,002,418
1,000,000	1.50%, 2/15/05	1,000,000
2,000,000	1.77%****, 7/14/05	1,999,804
2,000,000	1.89%*****, 10/07/05	2,002,865
Financial Assistance Corporation:
1,250,000	8.80%, 6/10/05	1,307,737

	Total U.S. Government Agency	60,851,967

Repurchase Agreements (44.37%):
Morgan Stanley & Company Inc.:
16,000,000	1.85%, 10/01/04 (Purchased on 9/30/04, proceeds at maturity $16,000,822; Collateralized by $16,400,000 Government Agencies, 12/10/04-1/05/05, market value $16,324,260)	16,000,000
Seattle-Northwest Securities Corporation:
18,000,000	1.86%, 10/01/04 (Purchased on 9/30/04, proceeds at maturity $18,000,930; Collateralized by $18,296,000 Government Agencies, 12/15/04-8/04/06, market value $18,363,764)	18,000,000

*	Effective yield at date of purchase.
**	Interest rate fluctuates monthly with Libor.
***	Interest rate fluctuates quarterly with Libor.
****	Interest rate fluctuates daily with Federal Funds rate.
*****	Interest rate fluctuates weekly with 3-month U.S. Treasury bill rate.

See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Government Assets Fund (Continued)

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par Value	Description	Value

Repurchase Agreements (Continued):
UBS Securities LLC:
$14,699,708	1.80%, 10/01/04 (Purchased on 9/30/04, proceeds at maturity $14,700,443; Collateralized by $13,950,000 Government Agencies, 10/13/04-10/01/28, market value $14,998,835)	$14,699,708

	Total Repurchase Agreements	48,699,708

	Total Investments in Securities (99.83%) (Cost — $109,551,675)	109,551,675
	Other Assets & Liabilities (.18%)	197,703

	Net Assets (100.00%)	$109,749,378

See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

Institutional Reserves Fund

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par Value	Description	Value

U.S. Government Agency (63.99%):
Federal Farm Credit Bank:
$150,000	6.65%, 11/02/04	$150,715
800,000	3.88%, 2/01/05	806,254
1,000,000	4.38%, 4/15/05	1,012,564
1,000,000	1.59%*, 4/04/06	999,523
Federal Home Loan Bank:
1,500,000	1.67%**, 10/04/04	1,499,795
4,000,000	1.63%**, 10/06/04	3,999,111
750,000	6.26%, 10/14/04	751,268
500,000	3.63%, 10/15/04	500,445
500,000	3.63%, 10/15/04	500,467
530,000	3.87%, 11/08/04	531,399
800,000	1.51%, 12/08/04	800,276
800,000	1.34%, 3/24/05	797,313
500,000	1.40%, 4/01/05	498,333
1,000,000	4.14%, 5/06/05	1,012,452
1,000,000	7.25%, 5/13/05	1,031,241
200,000	5.95%, 6/13/05	205,104
1,000,000	1.75%*, 7/26/05	999,823
905,000	1.75%***, 9/12/05	904,517
1,000,000	1.68%*, 9/16/05	999,744
Federal Home Loan Mortgage Corporation:
1,000,000	1.61%**, 10/15/04	999,386
751,000	3.25%, 11/15/04	752,957
1,000,000	1.65%**, 11/24/04	997,570
544,000	1.42%**, 12/15/04	542,427
1,000,000	6.88%, 1/15/05	1,014,259
500,000	1.88%, 1/15/05	500,990
1,000,000	1.94%**, 2/22/05	992,440
Federal National Mortgage Association:
1,000,000	1.59%**, 10/01/04	1,000,000
1,000,000	1.70%**, 10/05/04	999,814
1,500,000	1.71%**, 10/08/04	1,499,510
2,917,000	1.63%**, 10/12/04	2,915,574
1,300,000	1.63%**, 10/13/04	1,299,307
4,110,000	1.63%**, 10/14/04	4,107,625
1,000,000	1.63%**, 10/25/04	998,933
1,500,000	1.77%**, 11/15/04	1,496,738
1,000,000	1.88%, 12/15/04	1,001,209
1,000,000	2.02%**, 3/09/05	991,299
1,000,000	1.77%****, 7/14/05	999,902
1,000,000	1.89%*****, 10/07/05	1,001,433

	Total U.S. Government Agency	42,111,717

Repurchase Agreements (35.88%):
Morgan Stanley & Company Inc.:
10,000,000	1.85%, 10/01/04
	(Purchased on 9/30/04, proceeds at maturity $10,000,514; Collateralized by $20,890,000 Government Agencies, 8/03/18-11/02/18, market value $10,202,418)	10,000,000
Seattle-Northwest Securities Corporation:
13,609,662	1.86%, 10/01/04
	(Purchased on 9/30/04, proceeds at maturity $13,610,365; Collateralized by $13,701,000 Government Agencies, 12/29/04-11/07/07, market value $13,884,925)	13,609,662

	Total Repurchase Agreements	23,609,662

	Total Investments in Securities (99.87%) (Cost — $65,721,379)	65,721,379
	Other Assets & Liabilities (.13%)	85,295

	Net Assets (100.00%)	$65,806,674

*	Interest rate fluctuates monthly with Libor.
**	Effective yield at date of purchase.
***	Interest rate fluctuates quarterly with Libor.
****	Interest rate fluctuates daily with Federal Funds rate.
*****	Interest rate fluctuates weekly with 3-month U.S. Treasury bill rate.

VINTAGE MUTUAL FUNDS, INC.

Liquid Assets Fund

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par Value	Description	Value

U.S. Government Agency (18.09%):
Federal Home Loan Bank:
$1,000,000	1.13%, 10/06/04	$1,000,006
1,000,000	3.63%, 10/15/04	1,000,889
650,000	3.63%, 10/15/04	650,580
2,000,000	1.75%*, 7/26/05	1,999,646
1,000,000	1.75%**, 9/12/05	999,467
2,000,000	1.68%*, 9/16/05	1,999,488
Federal Home Loan Mortgage Corporation:
2,076,000	3.85%, 11/05/04	2,080,625
1,660,000	3.88%, 2/15/05	1,676,182
Federal National Mortgage Association:
1,000,000	1.61%***, 10/14/04	999,429
1,500,000	1.76%***, 11/24/04	1,496,153
2,000,000	1.77%****, 7/14/05	1,999,804
2,000,000	1.89%*****, 10/07/05	2,002,865

	Total U.S. Government Agency	17,905,135

U.S. Taxable Municipal Bonds (3.49%):
Chicago, IL Series B:
475,000	5.45%, 1/01/05	479,075
Indiana Bond Bank Revenue:
2,000,000	2.00%, 2/01/05	2,001,560
Maple Grove, MN:
400,000	4.00%, 10/15/04	400,401
Vero Beach, FL Electric Revenue:
565,000	6.50%, 12/01/04	569,255

	Total Taxable Municipal Bonds	3,450,291

Loan Certificates — FmHA Guaranteed Loan Certificates (20.50%):
20,291,027	1.75%-2.55%******, 10/01/04 to 2/01/29	20,291,027

Trust Certificates — U.S. Govt. Guaranteed Student Loans (5.05%):
5,000,000	2.49%*****, 12/14/04	5,000,000

Bankers Acceptance (1.99%):
First Tennessee:
220,000	1.31%***, 10/08/04	219,944
244,300	1.66%***, 11/12/04	243,830
268,000	1.89%***, 12/13/04	266,981
303,000	1.89%***, 12/13/04	301,848
290,000	1.92%***, 1/10/05	288,454
373,000	2.05%***, 2/18/05	370,055
280,000	2.09%***, 3/09/05	277,440

	Total Bankers Acceptance	1,968,553

Commercial Paper (18.74%):
Cooperative Association Tractor:
500,000	1.70%***, 10/22/04	499,513
1,000,000	1.82%***, 11/23/04	997,394
Edison Asset Securities:
1,000,000	1.82%***, 12/06/04	996,737
General Electric Capital Corporation:
1,300,000	1.61%***, 10/08/04	1,299,601
775,000	1.70%***, 11/05/04	773,749
National Rural Utilities:
1,000,000	1.66%***, 10/12/04	999,502
1,000,000	1.67%***, 10/14/04	999,408
New Jersey Natural Gas:
2,000,000	1.79%***, 10/12/04	1,998,924
Northern Rock PLC:
2,000,000	1.82%***, 12/03/04	1,993,770
Paccar Financial Corporation:
1,000,000	1.76%***, 12/01/04	997,086
1,000,000	1.79%***, 12/01/04	997,035
Pfizer Inc:
1,000,000	1.59%***, 10/18/04	999,263
Royal Bank of Scotland:
1,400,000	1.73%***, 10/12/04	1,399,273
600,000	1.66%***, 10/19/04	599,511
Three Rivers Funding Corporation:
2,000,000	1.73%***, 10/14/04	1,998,772

*	Interest rate fluctuates monthly with Libor.
**	Interest rate fluctuates quarterly with Libor.
***	Effective yield at date of purchase.
****	Interest rate fluctuates daily with Federal Funds rate.
*****	Interest rate fluctuates weekly with 3-month U.S. Treasury bill rate. Put option subject to no longer than 7-day settlement.
******	Interest rate fluctuates with prime rate. Put option subject to no longer than 7-day settlement.
See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Liquid Assets Fund (Continued)

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par Value	Description	Value

Commercial Paper (Continued):
Thunder Bay Funding Corporation:
$1,000,000	1.77%***, 11/01/04	$998,510

	Total Commercial Paper	18,548,048

Corporates (21.32%):
Allstate Corporation:
1,500,000	7.88%, 5/01/05	1,550,217
Bear Stearns Company:
1,000,000	1.72%*, 8/05/05	1,000,000
Bell Atlantic Virginia:
1,000,000	6.13%, 7/15/05	1,029,605
BP Company of North America:
500,000	6.25%, 10/15/04	500,968
Canadian National Government:
1,400,000	6.38%, 11/30/04	1,410,484
Exxon Capital Corporation:
1,390,000	1.60%***, 11/15/04	1,387,312
Gannett Company Inc:
1,900,000	4.95%, 4/01/05	1,926,679
Gillette Company:
640,000	3.75%, 12/01/04	642,582
Household Finance Corporation:
1,000,000	8.00%, 5/09/05	1,035,306
Hydro-Quebec:
1,750,000	6.62%, 3/11/05	1,785,310
Kuehn Enterprises, LLC:
1,000,000	1.79%*******, 10/01/43	1,000,000
Lehman Brothers Holdings:
1,000,000	7.75%, 1/15/05	1,018,969
McDonald’s Corporation:
1,400,000	4.15%, 2/15/05	1,411,312
Newcourt Credit Group:
1,000,000	6.88%, 2/15/05	1,018,082
Pfizer Inc:
500,000	3.63%, 11/01/04	500,870
Procter & Gamble Company:
520,000	6.60%, 12/15/04	525,724
560,000	6.60%, 12/15/04	566,176
Schneider Capital Financing, LLC:
1,990,000	1.79%*******, 7/01/43	1,990,000
Target Corporation:
780,000	7.50%, 2/15/05	797,867

	Total Corporates	21,097,463

Repurchase Agreements (10.46%):
Seattle-Northwest Securities Corporation:
10,356,191	1.86%, 10/01/04
	(Purchased on 9/30/04, proceeds at maturity $10,356,726; Collateralized by $10,485,000 Government Agencies, 1/14/05-9/28/06, market value $10,563,795)	10,356,191

	Total Investments in Securities (99.64%) (Cost — $98,616,707)	98,616,707
	Other Assets & Liabilities (.36%)	356,456

	Net Assets (100.00%)	$98,973,163

*	Interest rate fluctuates monthly with Libor.
***	Effective yield at date of purchase.
*******	Variable rate, put option subject to no longer than 7-day settlement.
See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

Municipal Assets Fund

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par Value	Description	Value

Industrial Development Bonds (0.14%):
Iowa (0.14%):
$26,467	Iowa HFA (Starr-Terry Project), 3.06%*, 5/15/05	$26,467

	Total Industrial Development Bonds	26,467

Variable Rate Demand Obligations (54.59%):
Arizona (4.24%):
800,000	Apache County, AZ Industrial Development, 1.75%*, 12/15/18	800,000

Hawaii (5.30%):
1,000,000	ABN AMRO MuniTOPS Trust Certificates (Honolulu, HI), 1.75%*, 7/01/12	1,000,000

Illinois (2.65%):
500,000	Chicago, IL Series B, 1.70%*, 1/01/37	500,000

Iowa (8.48%):
700,000	Iowa Finance Authority Hospital Facilities, 1.71%*, 1/01/28	700,000
900,000	Iowa Finance Authority (Iowa West Foundation Project), 1.72%*, 1/01/32	900,000

		1,600,000

Nevada (5.30%):
1,000,000	ABN AMRO MuniTOPS Trust Certificates (Washoe, NV), 1.75%*, 7/01/09	1,000,000

New York (1.59%):
300,000	New York, NY Series A4, 1.77%**, 8/01/22	300,000

Pennsylvania (16.96%):
600,000	Allegheny County, PA Higher Education, 1.80%**, 12/01/33	600,000
1,000,000	Allegheny County, PA Industrial Development Authority, 1.70%*, 8/01/32	1,000,000
500,000	Allentown, PA Commercial Development, 1.80%**, 12/01/29	500,000
700,000	Erie County Hospital Authority, PA, 1.80%**, 5/15/20	700,000
400,000	Philadelphia, PA IDR (Newcourtland Elder Services), 1.80%**, 3/01/27	400,000

		3,200,000

Tennessee (5.83%):
600,000	Clarksville, TN Public Building Authority, 1.76%**, 7/01/31	600,000
500,000	Montgomery County, TN Public Building Authority, 1.76%**, 4/01/32	500,000

		1,100,000

Washington (4.24%):
800,000	Lake Tapps Parkway, WA, Series B, 1.73%*, 12/01/19	800,000

	Total Variable Rate Demand Obligations	10,300,000

Municipal Bonds (43.91%):
Colorado (3.51%):
160,000	Garfield County, CO School District RE-2, 1.35%***, 12/01/04	159,644
500,000	Larimer, Weld and Boulder Counties, CO School District, 3.00%, 12/15/04	501,787

		661,431

Georgia (4.03%):
500,000	Athens-Clarke County, GA Water and Sewer, 4.00%, 1/01/05	503,321
250,000	Atlanta, GA, 6.13%, 12/01/04	257,022

		760,343

Illinois (1.43%):
270,000	DuPage County, IL School District, 2.00%, 10/01/04	270,000

Iowa (1.07%):
200,000	Iowa State Vision Special Fund, 5.00%, 2/15/05	202,747

*	Variable rate, put option subject to no longer that 7-day settlement.
**	Variable rate, put option subject to next business day settlement.
***	Effective yield at date of purchase.
See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Municipal Assets Fund (Continued)

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par Value	Description	Value

Municipal Bonds (Continued):
Massachusetts (5.55%):
$320,000	Framingham, MA Bond Anticipation, 2.50%, 3/01/05	$321,583
270,000	Massachusetts State, Series D, 5.13%, 11/01/04	270,914
150,000	Massachusetts State, Series B, 4.00%, 12/01/04	150,693
100,000	Massachusetts State Water Resource Authority, 5.50%, 12/01/04	100,713
200,000	Worchester, MA, 5.60%, 10/01/04	204,000

		1,047,903

Michigan (2.65%):
500,000	Michigan State Building Authority, /5.00%, 10/15/04	500,724

New Jersey (2.66%):
500,000	Essex County, NJ General Improvement, 4.88%, 11/15/04	502,280

Oklahoma (2.13%):
400,000	Cleveland County, OK Independent School District, 3.00%, 12/01/04	401,188

Pennsylvania (4.07%):
200,000	Catasauqua Area School District, PA, 5.65%, 2/15/05	203,136
565,000	Duquesne, PA School District, 4.30%, 10/01/04	565,000

		768,136

South Carolina (4.00%):
250,000	Horry County, SC School District, 4.75%, 3/01/05	253,501
500,000	Richland County, SC, 2.00%, 3/01/05	501,439

		754,940

South Dakota (2.66%):
500,000	Sioux Falls, SD Sales Tax, 5.00%, 11/15/04	502,402

Texas (8.03%):
515,000	Denton County, TX, 2.50%, 1/15/05	516,945
500,000	Spring, TX Independent School District, 1.40%***, 2/15/05	497,404
500,000	Texas State Public Finance Authority Series B, 6.00%, 10/01/04	500,000

		1,514,349

Virginia (1.06%):
200,000	Virginia Commonwealth Transportation Board, 5.50%, 10/01/04	200,000

Wisconsin (1.06%):
200,000	Milwaukee, WI Metropolitan Sewer District, 6.25%, 10/01/04	200,000

	Total Municipal Bonds	8,286,442

Mutual Funds (0.78%):
146,999	AIM Institutional Tax Free Cash Reserve, 1.29%**, 10/01/04	146,999

	Total Mutual Funds	146,999

	Total Investments in Securities (99.42%)(Cost — $18,759,909)	18,759,909
	Other Assets & Liabilities (0.58%)	109,099

	Net Assets (100.00%)	$18,869,008

**	Variable rate, put option subject to next business day settlement.
***	Effective yield at date of purchase.
See notes to financial statements.

PERFORMANCE REPORT	Vintage Mutual Funds, Inc.

Vintage Fixed Income Funds

The second and third quarters of 2004 have displayed an impressive improvement in the overall domestic economy. Economic growth has been sustained throughout 2004. Job creation accelerated. Inflation also moved higher in the early summer and has tapered off since May. Interest rates followed inflation and jumped higher in the second quarter only to recede throughout the third quarter. The Federal Reserve confirmed the improvements in the economy and has reduced its “overly accommodative” stance by raising the Fed Funds rate three times to 1.75%.

Economic growth, which was jumpstarted with the third quarter of 2003’s 7.4% GDP report, has been sustained throughout 2004. Each of the first three quarters of 2004 has generated consistent growth. The low growth point of the year was the 3.3% economic soft patch of the second quarter. The first and third quarters act as bookends, each posting stronger and above trend growth.

Job growth, inflation and interest rates have all followed a similar pattern throughout the past six months. Job creation averaged more than 200,000 per month throughout the first six months of 2004 only to slow to a 100,000 per month rate during the third quarter. Inflation accelerated at a quick pace early in 2004 as the May core personal consumption expenditures (PCE) index grew at a three-month annualized rate of 2.3%. Inflation dropped back within the Fed’s target range of 1-2% by September, growing at a three-month annualized rate of 1.5%. Interest rates moved higher during the second and third quarters of 2004. The ten-year U.S. Treasury rate finished the third quarter at 4.12%, 0.28 percent higher than where it started the second quarter. The ten-year note peaked in June with a 4.87% yield and moved lower on tempered job and inflation reports. An additional factor subduing economic activity and pushing down interest rates was the significant increase in oil prices during the third quarter. Oil prices soared through mid-summer from less than $32 to nearly $50 per barrel. Rising oil prices create a more extended time frame to reach an economy at full employment that absorbs excess capacity utilization.

The Federal Reserve increased the Fed Fund rate three times during the period to a still accommodative 1.75%. The Fed remains committed to removing the stimulus provided over the past few years. Unit labor costs have turned the corner and are increasing as the economy moves forward. Unit labor costs are a major component of inflation measures and deserve close attention with regard to Fed policy. A continuation of the current economic expansion and further payroll growth will lead the Fed to remove the currently accommodative monetary policy.

Throughout the interest rate cycle of the past six months the major risk sectors of the bond market performed well. Corporate bonds generated excess returns compared to U.S. Treasuries despite modestly rich valuations. High corporate cash balances, low volatility and the lowest default rates since 1998 all helped propel corporate bond performance. Asset-backed securities (ABS) continue to generate strong and consistent excess returns. Both Agencies and mortgage-backed securities (MBS) generated modest outperformance.

Our investment outlook is for sustained economic momentum with consistent job growth. Increasing employment, economic growth averaging 3.0% or better along with responsible corporate spending and investment activity leads to a fixed income environment with low single-digit returns. Interest rates are likely to move above the bottom of the recent trading range as the market accepts the Presidential election outcome and the economic soft patch proves to be temporary. A neutral rate of Fed Funds is likely between 3.00% and 4.00%. With the two-year U.S. Treasury rate yielding 2.61%, you can

PERFORMANCE REPORT	Vintage Mutual Funds, Inc.

see the market expects the Fed to move at a very measured pace towards neutral. Very little is built into the current rate structure in case of a significant pick up in economic expansion. Any positive surprise on a jobs report or other economic indicator would generate a move higher in market interest rates. Additionally, the world has staged several important events with no terrorist attacks. The Democratic and Republican National Conventions and the Athens Olympics were all successful. The last major risk factor of 2004 is the November elections. Terrorist risk premiums in the market should decline following a successful election.

In summary, we see a sustainable economic growth trajectory and expect the Federal Reserve to continue raising the Fed Funds target rate in concert with shrinking slack in the labor and capacity markets. Intermediate interest rates are expected to move higher as the unemployment rate declines towards 5.0% and capacity utilization vaults above 80%. The portfolios are defensively positioned for a higher interest rate environment with a focus on capital preservation.

PERFORMANCE REPORT	Vintage Mutual Funds, Inc.

Vintage Limited Term Bond Fund

Despite interest rates moving higher during the period, the fixed income markets are outpacing a nervous equity market. Year to date, the Lehman Aggregate Index posted total returns of 3.35% versus the S&P 500’s total return of 1.51%. Interest rates rose during the second and third quarter, yet the increase was not a straight line. Economic growth as measured by the gross domestic product (GDP) was strong in the first quarter at 4.5%, slowed to a more modest 3.3% pace in the second quarter before moving ahead at a 3.7% rate in the third quarter. Interest rates raced higher early in the second quarter, yet due to the economic soft patch, interest rates finished much lower than their peak in June 2004.

Job growth, inflation and interest rates have all followed a similar pattern throughout the past six months. Job creation averaged more than 200,000 per month throughout the first six months of 2004 only to slow to a 100,000 per month rate during the third quarter. Inflation accelerated at a quick pace early in 2004 as the May core personal consumption expenditures (PCE) index grew at a three-month annualized rate of 2.3%. Inflation dropped back within the Fed’s target range of 1-2% by September, growing at a three-month annualized rate of 1.5%. Interest rates moved higher during the second and third quarters of 2004. The two-year U.S. Treasury rate finished the third quarter at 2.61%, more than 1.00% higher than where it started the second quarter. The two-year note peaked in June with a 2.94% yield and moved lower on tempered job and inflation reports. An additional factor subduing economic activity and pushing down interest rates was the significant increase in oil prices during the third quarter. Oil prices soared through mid-summer from less than $32 to nearly $50 per barrel. Rising oil prices create a more extended time frame to reach an economy at full employment that absorbs excess capacity utilization. Active interest rate management was an important factor for both generating and retaining performance during the period.

Each risk sector of the fixed income market posted returns superior to Treasuries. Corporate bonds boasted the best relative performance, beating Treasuries by 0.58% despite modestly rich valuations. High corporate cash balances, low volatility and the lowest default rates since 1998 all helped propel corporate bond performance. Asset-backed securities (ABS) continue to generate strong and consistent excess returns. Residential Home Equity Loan ABS posted the best overall performance, beating Treasuries by 0.70%. Both Agencies and mortgage-backed securities (MBS) generated modest outperformance. Portfolio overweight allocations to corporate bonds and ABS boosted performance during the period. An additional income boost comes from the portfolio’s holdings of MBS. As interest rates stay in their current range or move higher, MBS generate excess returns compared to the overall market.

Investment strategy continues to hold an overweight in fixed income sectors that generate an income advantage over the index while maintaining a duration modestly lower than the index. Overweight allocations are driven by the opportunity to capture additional income while balancing portfolio risk. Corporate bonds, MBS and ABS continue to hold overweight positions. U.S. Treasury allocations continue to possess a significant underweight. An expectation of sustained economic and job growth supports the strategy.

VINTAGE MUTUAL FUNDS, INC.

Limited Term Bond Fund

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par Value	Description	Value

U.S. Treasury Notes (11.78%):
$1,500,000	U.S. Treasury Note, 6.88%, 05/15/06	$1,605,225
2,400,000	U.S. Treasury Note, 2.50%, 05/31/06	2,400,000
1,000,000	U.S. Treasury Note, 7.00%, 07/15/06	1,077,810
2,300,000	U.S. Treasury Note, 6.25%, 02/15/07	2,485,610

		7,568,645

U.S. Government Agencies (17.42%):
620,000	Federal Home Loan Bank, 2.88%, 09/15/06	620,775
1,000,000	Federal Home Loan Bank, 3.38%, 09/14/07	1,005,000
2,000,000	Federal Home Loan Mortgage Corp., 5.25%, 01/15/06	2,070,000
4,000,000	Federal Home Loan Mortgage Corp., 2.38%, 04/15/06	3,985,000
700,000	Federal National Mortgage Association, 2.63%, 11/15/06	696,500
2,000,000	Federal National Mortgage Association, 2.38%, 02/15/07	1,975,000
800,000	Federal National Mortgage Association, 5.25%, 04/15/07	843,000

		11,195,275

Mortgage Related Securities (26.56%):
Collateralized Mortgage Obligations (1.54%):
37,442	Federal National Mortgage Assoc. 1993-14A, 6.00%, 02/25/08	38,138
361,675	Lehman Home Equity Loan Trust, 7.46%, 03/25/12	361,267
442,698	SASC 2001-1, 7.20%, 02/25/31	444,699
142,553	SASC 2002-5A, 5.33%, 04/25/32	144,345

		988,448

Federal Home Loan Mortgage Corp. Mortgage-Backed Pools (8.43%):
1,306,775	Pool #90830, 3.50%, 08/1/08	1,291,734
2,019,752	Pool #M90842, 4.00%, 09/01/08	2,038,496
1,178,615	Pool #90876, 4.00%, 11/01/08	1,189,552
815,222	Pool #90877, 4.00%, 12/01/08	822,788
70,586	Pool #E61274, 7.00%, 08/01/09	73,338

		5,415,908

Asset-Backed Securities (16.59%):
135,516	Aerofreighter Finance Trust, 7.85%, 12/15/09	131,451
683,424	Amresco Residential Sec. Mtg. Loan Trust, 1997, 7.43%, 06/25/27	682,645
311,185	Indymac Manufactured Housing Contract Ser. 1998-2, 6.17%, 12/25/11	314,692
1,300,000	Countrywide Funding, 3.85%*, 01/25/35	1,299,910
617,870	Centex Home Equity 2000-B, 8.24%, 08/25/28	624,099
487,236	Centex Home Equity 2000-C, 7.72%, 05/25/29	504,090
127,263	Conseco Finance 2000-D A4, 8.17%, 12/15/25	129,814
1,150,000	Conseco Finance 2000-D A5, 8.41%, 12/15/25	1,198,760
135,000	Conseco Finance 2001-B 1M1, 7.27%, 06/15/32	139,177
750,000	Conseco Finance 2001-A 1M1, 7.44%, 03/15/32	758,093
234,040	Delta Funding Home Equity 1998-3 A1A, 1.38%, 12/15/30	234,235
150,072	Delta Funding Home Equity 2000-2, 7.97%, 08/15/30	151,924
538,013	Ditech Home Loan Owner Trust, 7.24%, 06/15/29	537,492
445,487	Emergent Home Equity Loan Trust, 7.08%, 12/15/28	457,729
197,998	First Alliance Mortgage Loan Trust 1998-2F, 6.52%, 09/20/29	199,043
1,115,619	GE Capital Mortgage Services 1996-HE4 M, 7.65%, 10/25/26	1,114,113
219,124	Green Tree Financial Corp. 1994-8 A6, 8.90%, 04/15/25	223,719
472,552	Green Tree Financial Corp. 1996-3 A5, 7.35%, 05/15/27	503,915
96,458	Green Tree Home Improvement Loan Trust 1998-D HEM1, 6.71%, 08/15/29	97,152
395,834	Green Tree Financial Corp. 1996-8 A6, 7.60%, 10/15/27	428,020

*	When-issued security or forward commitment.
See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Limited Term Bond Fund (Continued)

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par Value	Description	Value

Mortgage Related Securities (Continued):
Asset-Backed Securities (Continued):
$113,795	IMC Home Equity Loan Trust 1997-3 A7, 7.08%, 08/20/28	$113,695
68,667	Nationcredit Grantor Trust 1997-1 C1A, 6.75%, 08/15/13	70,205
83,546	Oakwood Mortgage Investors Inc. 1996-A, 6.60%, 05/15/21	85,242
326,207	Residential Asset Security Corp. 1999-KS4 A14, 7.22%, 06/25/28	337,318
316,315	Vanderbilt Mortgage Finance 2000-A IA3, 7.82%, 11/7/17	323,321

		10,659,850

	Total Mortgage Related Securities	17,064,206

Municipal Bonds (3.38%):
U.S. Taxable Municipal Bonds (2.91%):
65,000	Azusa Pacific University, 7.25%, 04/1/09	68,597
60,000	Bexar County, TX Housing, 8.75%, 05/1/05	42,000
500,000	Chemeketa Community College, OR, 1.94%, 06/15/06	492,810
1,000,000	Chicago, IL, 6.00%, 11/15/04	1,004,100
210,000	Reeves County, TX, 6.80%, 06/1/06	214,001
50,000	St Charles County, MO, 6.54%, 09/15/05	51,151

		1,872,658

State Tax-Exempt Municipal Bonds (0.47%):
300,000	Johnston, IA Community School District, 3.00%, 06/1/05	300,003

	Total Municipal Bonds	2,172,661

Corporate Bonds (39.19%):
Airlines (1.18%):
544,321	Continental Airlines, 6.41%, 04/15/07	498,396
252,688	Southwest Airlines, 5.10% 05/1/06	258,358

		756,755

Aluminum (0.64%):
400,000	Alcoa Inc., 4.25%, 08/15/07	411,000

Automobiles (1.97%):
600,000	Ford Motor Credit Co., 6.50%, 01/25/07	635,250
600,000	General Motors Acceptance Corp., 6.13%, 08/28/07	632,250

		1,267,500

Automotive Finance (0.49%):
300,000	Daimler Chrysler, 6.40%, 05/15/06	315,750

Banking (3.40%):
400,000	Bank of America, 4.75%, 10/15/06	413,500
300,000	First Chicago, 6.13%, 02/15/06	313,125
300,000	First Union, NJ, 7.13%, 10/15/06	324,750
400,000	Household Finance Corp., 4.63%, 01/15/08	413,000
300,000	US Bank, NA, 2.85%, 11/15/06	299,625
400,000	Wells Fargo and Company, 6.88%, 04/01/06	423,500

		2,187,500

Broker-Dealer (1.95%):
400,000	Bear Stearns Company, Inc., 5.70%, 01/15/07	422,000
400,000	Goldman Sachs, 4.13%, 01/15/08	407,500
400,000	Morgan Stanley, 5.80%, 04/01/07	424,500

		1,254,000

Building Products (0.81%):
500,000	Vulcan Materials, 6.40%, 02/1/06	523,750

Chemicals (0.79%):
500,000	Ashland Inc., 8.54%, 01/13/05	507,500

Conglomerates (0.65%):
400,000	Tyco International Group, 5.80%, 08/01/06	419,000

Consumer Finance (0.31%):
200,000	John Deere Capital, 3.63%, 05/25/07	201,250

Consumer Goods And Services (1.09%):
400,000	Diageo Capital PLC, 3.50%, 11/19/07	401,000
300,000	Fortune Brand, 2.88%, 12/1/06	298,875

		699,875

See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Limited Term Bond Fund (Continued)

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par Value	Description	Value

Corporate Bonds (Continued):
Electric Utility (6.05%):
$400,000	Alabama Power, 2.80%, 12/1/06	$398,000
1,000,000	Appalachian Power, 7.85%, 11/01/04	1,003,750
382,000	Arkansas Electric Coop., 7.33%, 06/30/08	403,488
1,000,000	Central LA Elect., 6.95%, 06/21/06	1,057,500
1,000,000	Enserch Corp., 7.13%, 06/15/05	1,027,500

		3,890,238

Electrical And Electronic (1.16%):
400,000	Cox Communications, Inc. 7.75%, 08/15/06	429,000
300,000	General Electric Capital Corp., 5.38%, 03/15/07	315,750

		744,750

Energy (1.48%):
300,000	Conoco Funding, 5.45%, 10/15/06	314,625
400,000	Devon Energy, 2.75%, 8/01/06	397,500
225,000	Occidental Petroleum, 5.88%, 01/15/07	237,656

		949,781

Entertainment (0.66%):
400,000	Viacom Inc., 5.63%, 05/01/07	423,000

Financial Services (4.39%):
400,000	American General Finance, 5.88%, 07/14/06	420,000
400,000	CIT Group, 4.13%, 02/21/06	407,000
600,000	Citigroup, 5.75%, 05/10/06	627,000
400,000	Countrywide Home Loans, 5.50% 8/1/06	417,000
300,000	Lehman Brothers Holdings Inc., 6.25%, 05/15/06	315,750
300,000	Merrill Lynch, 7.38%, 05/15/06	322,500
300,000	Washington Mutual, 6.25%, 05/15/06	316,500

		2,825,750

Food Products (0.49%):
300,000	Campbell Soup Co., 5.50%, 03/15/07	315,375

Forest Products (0.65%):
400,000	Weyerhaeuser Co., 6.00%, 08/1/06	420,500

Governments — Foreign (1.02%):
210,000	City of Naples, 7.52%, 07/15/06	217,350
400,000	Quebec Province, 7.00%, 01/30/07	435,500

		652,850

Health Care (0.47%):
300,000	Cardinal Health, 4.45%, 06/30/05	302,250

Insurance (0.47%):
300,000	Midwest Power Systems, 7.00%, 02/15/05	304,875

Manufacturing — Consumer Goods (0.98%):
300,000	Eaton Corp., 8.90%, 08/15/06	331,125
300,000	GE Capital Corp., 2.85%, 01/30/06	300,750

		631,875

Media (1.40%):
400,000	AOL Time Warner, 6.13%, 04/15/06	418,000
450,000	Tribune, 6.88%, 11/01/06	483,750

		901,750

Natural Gas Utility (1.56%):
1,000,000	Consolidated Natural Gas, 7.25%, 10/1/04	1,000,000

Oil & Gas Exploration Products & Services (0.49%):
300,000	Marathon Oil, 5.38%, 06/1/07	314,625

Retail Stores — General Merchandise (0.79%):
85,000	May Department Stores, 3.95%, 07/15/07	85,638
400,000	Target Corp., 5.50%, 04/01/07	423,000

		508,638

Telecommunications (3.81%):
400,000	AT&T Wireless, 7.35%, 03/1/06	425,000
300,000	Brit Telecom PLC, 7.87% 12/15/05	317,625
400,000	France Telecom, 8.45% 03/1/06	427,500
400,000	Sprint Capital Corp., 6.00%, 01/15/07	423,500
See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Limited Term Bond Fund (Continued)

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par Value	Description	Value

Corporate Bonds (Continued):
Telecommunications (Continued):
$300,000	TCI Communications, 8.00%, 08/01/05	$316,500
500,000	Verizon Global, 6.13%, 06/15/07	535,625

		2,445,750

	Total Corporate Bonds	25,175,886

Mutual Funds (0.90%):
576,345	Government Assets Fund T Shares, 0.90%**	576,345

	Total Investments in Securities (99.19%) (Cost — $63,946,107)	63,753,019
	Other Assets and Liabilities (0.77%)	493,075

	Net Assets (100.00%)	$64,246,094

**	Rate shown is as of September 30, 2004.
See notes to financial statements.

PERFORMANCE REPORT	Vintage Mutual Funds, Inc.

Vintage Bond Fund

Despite interest rates moving higher during the period, the fixed income markets are outpacing a nervous equity market. Year to date, the Lehman Aggregate Index posted total returns of 3.35% versus the S&P 500’s total return of 1.51%. Interest rates rose during the second and third quarter, yet the increase was not a straight line. Economic growth as measured by the gross domestic product (GDP) was strong in the first quarter at 4.5%, slowed to a more modest 3.3% pace in the second quarter before moving ahead at a 3.7% rate in the third quarter. Interest rates raced higher early in the second quarter, yet due to the economic soft patch, interest rates finished much lower than their peak in June 2004.

Job growth, inflation and interest rates have all followed a similar pattern throughout the past six months. Job creation averaged more than 200,000 per month throughout the first six months of 2004 only to slow to a 100,000 per month rate during the third quarter. Inflation accelerated at a quick pace early in 2004 as the May core personal consumption expenditures (PCE) index grew at a three-month annualized rate of 2.3%. Inflation dropped back within the Fed’s target range of 1-2% by September, growing at a three-month annualized rate of 1.5%. Interest rates moved higher during the second and third quarters of 2004. The ten-year U.S. Treasury rate finished the third quarter at 4.12%, 0.28 percent higher than where it started the second quarter. The ten-year note peaked in June with a 4.87% yield and moved lower on tempered job and inflation reports. An additional factor subduing economic activity and pushing down interest rates was the significant increase in oil prices during the third quarter. Oil prices soared through mid-summer from less than $32 to nearly $50 per barrel. Rising oil prices create a more extended time frame to reach an economy at full employment that absorbs excess capacity utilization. Active interest rate management was an important factor for both generating and retaining performance during the period.

Each risk sector of the fixed income market posted returns superior to Treasuries. Corporate bonds boasted the best relative performance, beating Treasuries by 0.58% despite modestly rich valuations. High corporate cash balances, low volatility and the lowest default rates since 1998 all helped propel corporate bond performance. Asset-backed securities (ABS) continue to generate strong and consistent excess returns. Residential Home Equity Loan ABS posted the best overall performance, beating Treasuries by 0.70%. Both Agencies and mortgage-backed securities (MBS) generated modest outperformance. Portfolio overweight allocations to corporate bonds and ABS boosted performance during the quarter. An additional income boost comes from the portfolio’s holdings of premium MBS. As interest rates stay in their current range or move higher, high coupon MBS generate excess income compared to the overall MBS market.

Investment strategy continues to hold an overweight in fixed income sectors that generate an income advantage over the index while maintaining a duration modestly lower than the index. Overweight allocations are driven by the opportunity to capture additional income while balancing portfolio risk. Corporate bonds and asset-backed securities continue to hold overweight positions. MBS weightings finished the quarter at benchmark levels. U.S. Treasury allocations continue to possess a significant underweight. An expectation of sustained economic and job growth supports the strategy.

VINTAGE MUTUAL FUNDS, INC.

Bond Fund

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par Value	Description	Value

U.S. Treasury Bonds (1.71%):
$500,000	U.S. Treasury Bond, 8.00%, 11/15/21	$687,285
550,000	U.S. Treasury Bond, 7.25%, 08/15/22	708,164
500,000	U.S. Treasury Bond, 6.00%, 02/15/26	570,055

		1,965,504

U.S. Treasury Notes (0.22%):
225,000	U.S. Treasury Note, 6.50%, 02/15/10	258,170

U.S. Treasury Strip (3.68%):
1,810,000	U.S. Treasury Strip, 0.00%, 11/15/15	1,097,385
2,200,000	U.S. Treasury Strip, 0.00%, 11/15/18	1,105,896
2,410,000	U.S. Treasury Strip, 0.00%, 05/15/20	1,104,021
2,720,000	U.S. Treasury Strip, 0.00%, 08/15/25	922,162

		4,229,464

U.S. Government Agencies (3.35%):
730,000	Federal Home Loan Mortgage Corp., 6.75%, 09/15/29	866,401
500,000	Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	563,750
730,000	Federal National Mortgage Assoc., 6.25%, 05/15/29	814,863
500,000	Federal National Mortgage Assoc., 7.13%, 01/15/30	615,985
1,000,000	Federal National Mortgage Assoc., 3.75%, 09/15/08	995,000

		3,855,998

Mortgage Related Securities (53.36%):
Collateralized Mortgage Obligations (5.20%):
436,556	FHR, 6.00%, 12/15/27	447,308
338,414	Freddie Mac 2535 Class PL, 4.00%, 06/15/29	339,963
812,851	PNC Mortgage Securities Corp., 1999-6 Class CB3, 6.71%, 07/25/29	816,940
29,600	Residential Accredit Loans Ser 1996-QS7, 8.00%, 11/25/11	29,562
35,081	Salomon Bros. Mortgage Sec. 1995-1 Class PO, 10.54%*, 02/25/25	34,933
2,262,863	SASC 2001-1, 7.19%, 02/25/31	2,273,091
520,717	SASC 2002-26, 6.00%, 12/25/32	522,050
1,250,000	Washington Mutual 2003-AR4, 3.42%, 05/25/33	1,250,688
258,359	Washington Mutual 2002-S3, 6.50%, 06/25/32	259,636

		5,974,170

Federal Home Loan Mortgage Corp. Mortgage-Backed Pools (12.24%):
140,695	Pool #E99510, 5.50%, 09/01/18	145,547
1,140,000	Pool #G08010, 5.50%, 09/01/34	1,157,032
793,601	Pool #M90876, 4.00%, 11/01/08	800,965
1,587,526	Pool #G01444, 6.50%, 08/01/32	1,666,648
2,173,993	Pool #G01563, 5.50%, 06/01/33	2,208,516
169,161	Pool #C72044, 6.50%, 10/01/32	177,596
266,332	Pool #C76748, 6.00%, 02/01/33	275,473
120,335	Pool #C00592, 7.00%, 03/01/28	127,908
136,209	Pool #C00896, 7.50%, 12/01/29	146,245
1,342,840	Pool #C01491, 6.00%, 02/01/33	1,388,967
211,698	Pool #C19588, 6.50%, 12/01/28	222,639
148,588	Pool #E00436, 7.00%, 06/01/11	157,599
1,453,619	Pool #E01419, 5.50%, 05/01/18	1,503,754
1,556,206	Pool #E01488, 5.00%, 10/01/18	1,583,875
1,534,231	Pool #E01545, 5.00%, 01/01/19	1,561,509
657,350	Pool #G19963, 5.50%, 03/01/34	667,170
98,683	Pool #C53696, 7.00%, 06/01/31	104,737
161,780	Pool #G80135, 7.00%, 10/25/24	171,761

		14,067,940

Federal National Mortgage Association Mortgage-Backed Pools (18.98%):
348,207	Pool #240650, 7.50%, 07/01/21	377,784
105,485	Pool #250990, 7.50%, 07/01/27	113,231
153,284	Pool #251614, 7.00%, 04/01/28	162,884

*	Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgage. The yield to maturity of principal only is sensitive to the rate of principal payments on the underlying mortgages. A slow (rapid) rate of principal repayments may have an adverse (positive) effect of yield to maturity. The interest rate disclosed represents the yield at date of purchase.
See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Bond Fund (Continued)

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par Value	Description	Value

Mortgage Related Securities (Continued):
Federal National Mortgage Association Mortgage-Backed Pools (Continued):
$197,497	Pool #251697, 6.50%, 05/01/28	$207,654
354,288	Pool #252334, 6.50%, 02/01/29	375,411
177,040	Pool #252518, 7.00%, 05/01/29	189,215
767,173	Pool #254473, 5.50%, 10/01/17	794,622
1,456,270	Pool #254759, 4.50%, 06/01/18	1,455,440
1,436,110	Pool #254802, 4.50%, 07/01/18	1,435,291
967,975	Pool #254905, 6.00%, 10/01/33	1,002,977
233,760	Pool #254982, 5.00%, 12/01/33	231,897
1,566,450	Pool #255075, 5.50%, 02/01/24	1,605,329
359,198	Pool #255079, 5.00%, 02/01/19	365,696
321,780	Pool #323282, 7.50%, 07/01/28	345,409
174,546	Pool #323640, 7.50%, 04/01/29	187,586
146,885	Pool #346287, 7.00%, 05/01/26	156,347
2,197,134	Pool #357467, 5.50%, 12/01/33	2,231,036
888,904	Pool #380502, 6.44%, 08/01/08	914,745
156,070	Pool #535817, 7.00%, 04/01/31	165,643
848,513	Pool #545759, 6.50%, 07/01/32	890,650
449,719	Pool #545993, 6.00%, 11/01/32	466,017
1,854,166	Pool #555272, 6.00%, 03/01/33	1,921,361
99,183	Pool #581592, 7.00%, 06/01/31	105,244
161,213	Pool #640002, 5.65%, 07/01/31	165,165
511,968	Pool #686168, 5.42%, 05/01/32	528,791
369,515	Pool #713974, 5.50%, 07/01/33	375,217
1,587,077	Pool #721502, 5.00%, 07/01/33	1,574,428
2,144,703	Pool #737730, 5.50%, 09/01/33	2,177,796
1,298,715	Pool #742088, 4.50%, 04/01/19	1,295,702

		21,818,569

Government National Mortgage Association Mortgage-Backed Pools (4.11%):
306,219	Pool #22536, 7.50%, 01/20/28	328,744
2,284,226	Pool #3584, 6.00%**, 07/20/34	2,367,600
113,343	Pool #451522, 7.50%, 10/15/27	122,257
225,570	Pool #462556, 6.50%, 02/15/28	238,709
101,288	Pool #466138, 7.50%, 12/15/28	109,212
180,822	Pool #469699, 7.00%, 11/15/28	193,105
214,022	Pool #486760, 6.50%, 12/15/28	226,489
142,638	Pool #780453, 7.50%, 12/15/25	154,128
204,657	Pool #780584, 7.00%, 06/15/27	219,034
215,917	Pool #780717, 7.00%, 02/15/28	230,927
152,975	Pool #780936, 7.50%, 12/15/28	165,221
343,740	Pool #780990, 7.50%, 12/15/28	370,724

		4,726,151

Asset-Backed Securities (12.82%):
15,265	Advanta Mortgage Loan Trust 1999-1, 6.30%, 04/25/27	15,519
683,424	Amresco Residential Securities Mortgage Loan Trust 1997-2, 7.43%, 06/25/27	682,645
622,371	Indymac Manufactured Housing Contract Ser 1998-2 A2, 6.17%, 12/25/11	629,385
1,160,000	CIT Group Home Equity Loan Trust 2002-1 Class AF5, 6.71%, 02/25/33	1,229,391
2,010,000	Countrywide Certificate 2004-9 AF3, 3.85%**, 01/25/35	2,009,861
541,770	Conseco Finance, 8.15%, 02/15/31	553,743
500,000	Conseco Finance, 8.41%, 12/15/25	521,200
380,000	Conseco Finance, 8.31%, 05/01/32	327,226
1,531,339	Conseco Finance, 6.77%, 09/01/32	1,568,045
509,813	Contimortgage Home Equity Loan Trust 1999-1 A7, 6.47%, 12/25/13	519,392
538,013	Ditech Home Loan Owner Trust 1998-1 A5, 7.24%, 06/15/29	537,492
1,050,000	Equity One ABS 2000-1 A5, 8.02%, 02/25/32	1,098,006
1,000,000	Equity One ABS 2002-3 M1, 6.04%, 11/25/32	1,037,890
467,922	FHMLC Structured Pass-Thru T-5, 7.12%, 06/25/28	475,404
1,081,520	Green Tree Financial Corp. 1996-3 A6, 7.85%, 05/15/27	1,164,927
1,500,000	Merrill Lynch Mortgage Investors 2002 AF3, 6.55%, 09/25/32	1,581,300
251,745	Mortgage Lenders Network Home Equity 1998-1, 6.76%, 08/25/29	251,378
137,134	Nationscredit Grantor Trust 1997-1 A, 6.75%, 08/15/13	140,204

**	When-issued security or forward commitment.
See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Bond Fund (Continued)

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par Value	Description	Value

Mortgage Related Securities (Continued):
Asset-Backed Securities (Continued):
$300,397	Southern Pacific Secured Assets Corp. 1998-1 A6, 7.08%, 03/25/28	$300,003
93,368	UCFC Manufactured Housing Contract 1998-2, 6.08%, 08/15/15	93,629

		14,736,639

	Total Mortgage Related Securities	61,323,469

U.S. Taxable Municipal Bonds (2.38%):
125,000	Fulton MO Improvement Sinking Fund, MBIA Insured, 7.60%, 07/01/11	136,514
815,000	Oregon State GO, 3.74%, 06/01/08	821,088
285,000	Pennsylvania State Higher Education Student Housing, 4.70%, 07/01/09	285,379
90,000	Prairie Du Chien, WI Redevelopment Authority, 7.60%, 04/01/05	92,307
100,000	Prairie Du Chien, WI Redevelopment Authority, 7.63%, 04/01/06	106,777
1,200,000	University of Southern California, MBIA Insured, 5.87%, 01/01/14	1,296,792

	Total U.S. Taxable Municipal Bonds	2,738,857

Corporate Bonds (32.43%):
Agriculture (0.93%):
915,000	Monsanto Co., 7.38%, 08/15/12	1,071,694

Airlines (0.02%):
18,673	Continental Airlines, 7.08%, 11/01/04	18,496

Automobiles (1.84%):
200,000	Ford Motor Credit Co., 7.45%, 07/16/31	196,000
850,000	Ford Motor Credit Co., 7.38%, 02/01/11	924,375
250,000	General Motors Acceptance Corp., 8.88%, 06/01/10	289,375
575,000	General Motors Acceptance Corp., 6.88%, 09/15/11	603,031
100,000	General Motors, 8.38%, 07/15/33	106,125

		2,118,906

Automotive Finance (0.34%):
365,000	Daimler Chrysler NA, 6.50%, 11/15/13	396,025

Banking And Financial Service (1.12%):
1,000,000	Bank of America Corp., 7.40%, 01/15/11	1,165,000
115,000	Bank One Corporation, 6.50%, 02/01/06	120,606

		1,285,606

Beverages — Soft Drinks (0.81%):
910,000	Bottling Group LLC, 5.00%, 11/15/13	935,025

Broker-Dealer (2.08%):
680,000	Bear Stearns Co., 6.75%, 12/15/07	743,750
470,000	Lehman Brothers Holdings, 6.63%, 01/18/12	525,813
420,000	Lehman Brothers Holdings, 4.80%, 03/13/14	414,225
705,000	Morgan Stanley, 3.88%, 01/15/09	705,000

		2,388,788

Consumer Goods And Services (0.28%):
300,000	Alberto-Culver Co., 6.38%, 06/15/28	318,750

Data Processing & Reproduction (0.37%):
420,000	First Data Corporation, 4.70%, 08/01/13	421,050

Electric Utility (2.61%):
1,750,000	El Paso Electric Co., 9.40%, 05/01/11	1,964,375
1,000,000	Monongahela Power, 5.00%, 10/01/06	1,035,000

		2,999,375

Electrical And Electronic (1.19%):
880,000	General Electric Capital Corp., 6.13%, 02/22/11	970,200
350,000	General Electric Capital Corp., 6.75%, 03/15/32	402,938

		1,373,138

Entertainment (0.65%):
705,000	Viacom Inc., 5.63%, 05/01/07	745,538

See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Bond Fund (Continued)

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par Value	Description	Value

Corporate Bonds (Continued):
Financial Services (2.86%):
$705,000	CIT Group Inc., 4.75%, 12/15/10	$714,694
900,000	Citigroup Inc., 5.125%, 5/5/14	922,500
705,000	Countrywide Home Loan, 3.25%, 05/21/08	693,544
440,000	Genworth Financial Inc., 5.75%, 06/15/14	463,650
500,000	Household Finance Corp., 4.75%, 07/15/13	495,000

		3,289,388

Food Products (0.19%):
205,000	Campbell Soup Co., 5.50%, 03/15/07	215,506

Governments — Foreign (0.84%):
100,000	City of Naples, Italy Sinking Fund, 7.52%, 07/15/06	103,500
700,000	Quebec Province, 7.04%, 03/10/26	858,375

		961,875

Industrial Goods And Services (0.87%):
900,000	Tyco International Group, 6.38%, 10/15/11	995,625

Insurance (0.27%):
300,000	USF&G, 7.13%, 06/01/05	308,250

Manufacturing — Consumer Goods (0.19%):
200,000	Eaton Corporation, 8.90%, 08/15/06	220,750

Media (0.94%):
120,000	AOL Time Warner, 7.63%, 04/15/31	138,150
845,000	AOL Time Warner, 6.88%, 05/01/12	943,231

		1,081,381

Oil & Gas Transmission (0.92%):
1,000,000	Transcontinental Gas, 6.25%, 01/15/08	1,053,750

Oil And Gas Exploration Products & Services (1.44%):
880,000	Conoco, Inc., 6.95%, 04/15/29	1,015,300
615,000	Marathon Oil Corp., 5.38%, 06/01/07	644,981

		1,660,281

Paper Products (0.89%):
915,000	Meadwestvaco Corp., 6.85%, 04/01/12	1,019,081

Printing & Publishing (0.79%):
920,000	R.R. Donnelly & Sons, 4.95%, 4/01/14	911,950

Railroads (0.82%):
880,000	Union Pacific Corp., 6.62%, 02/01/29	948,200

Retail Stores — General Merchandise (1.10%):
880,000	Wal-Mart Stores, 7.55%, 02/15/30	1,117,600
150,000	May Department Stores Co., 3.95%, 07/15/07	151,125

		1,268,725

Real Estate (1.43%):
1,550,000	Nationwide Health Properties, 7.23%, 11/08/06	1,646,875

Real Estate Investment Trust (0.77%):
915,000	EOP Operating LP, 4.75%, 03/15/14	882,975

Sovereign (0.21%):
185,000	Nova Scotia, 8.25%, 11/15/19	245,588

Telecommunications (5.64%):
910,000	AT&T Wireless 7.88%, 03/01/11	1,078,350
615,000	British Telecom PLC, 7.87%, 12/15/05	651,131
910,000	Comcast Cable Communications, 8.38%, 03/15/13	1,102,238
915,000	France Telecom, 8.50%, 03/01/11	1,095,713
1,100,000	GTE Corporation, 7.51%, 04/1/09	1,248,500
440,000	SBC Communications, 5.63%**, 06/15/16	449,900
710,000	Sprint Corporation, 8.38%, 03/15/12	859,988

		6,485,819

	Total Corporate Bonds	37,268,409

Preferred Stock (0.24%):
10,000	Realty Income Sr. Notes, 8.25%, 11/15/08	281,100

**	When-issued security or forward commitment.
See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Bond Fund (Continued)

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par Value	Description	Value

Mutual Funds (2.09%):
$2,402,991	Government Assets Fund T Shares, 0.90%***	$2,402,991

	Total Investments in Securities (99.47%) (Cost — $111,960,141)	114,323,960
	Other Assets & Liabilities (0.53%)	610,679

	Net Assets (100.00%)	$114,934,639

***	Rate shown is as on September 30, 2004.
Glossary of Terms

GO —	General Obligation
MBIA —	Municipal Bond Investors Assurance Corp.
See notes to financial statements.

PERFORMANCE REPORT	Vintage Mutual Funds, Inc.

Vintage Municipal Bond Fund

An improving economy finally received some validation in the form of significantly improved employment reports and higher than expected inflation reports in the spring of 2004. Both the April and May job reports showed strong hiring, and the unemployment rate trended down. In addition, the core Personal Consumption Expenditure index rose and inflation became more of a concern. These reports led to higher rates, with the ten-year Treasury briefly breaking through 4.90% in June.

Unfortunately, the economy went into a slowdown during the summer, with employment dropping off and inflation concerns receding. Second quarter Gross Domestic Product (GDP) posted at 3.3%, and third quarter GDP rose 3.7% indicating continued but less-robust activity than in the first quarter. Regardless, the Fed was satisfied that the economy is on stable ground and began raising overnight rates to reduce its overly accommodative stance. By the end of September, the Fed Funds target rate had risen from 1.00% to 1.75%, bringing short interest rates up and flattening the yield curve.

The municipal yield curve flattened along with the Treasury curve as the Fed raised rates during this time period. The municipal yield curve continues to be steeper than its taxable counterparts due primarily to the influence of retail investors who are reluctant to participate in a sub-5.00% yield environment and tend to stay sidelined when they cannot find a 5.00 yield anywhere along the curve. State finances continue to improve and no major market dislocations occurred during the period to offer exceptional investment opportunities.

The Vintage Municipal Bond Fund underperformed its index for the period primarily due to its duration position which is shorter than the index. The Fund increased relative yield and ended September with a slight yield premium to the index. The Fund will remain slightly short as the Fed raises rates and may look for opportunities to get shorter as economic growth begins to improve and inflation expectations increase.

VINTAGE MUTUAL FUNDS, INC.

Municipal Bond Fund

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par Value	Description	Value

Municipal Bonds (87.96%):
California (4.06%):
$500,000	California State, GO, 5.25%, 03/01/11	$556,710
500,000	California State Economic Recovery Revenue Bond, 5.25%, 07/01/13	565,050
500,000	San Juan, CA Unified School District, 2002 Series A, 5.00%, 08/01/14	558,580

		1,680,340

Florida (3.92%):
500,000	Jacksonville, FL Water & Sewer, MBIA Insured, 5.00%, 10/01/20	537,265
975,000	State of Florida Board of Education, GO, 5.00%, 06/01/15	1,082,357

		1,619,622

Hawaii (2.69%):
1,000,000	Honolulu, HI, GO, 5.00%, 10/01/13	1,112,530

Illinois (18.39%):
1,000,000	Chicago, IL,GO, MBIA Insured, 5.38%, 01/01/13	1,116,120
1,000,000	Cook County, IL, GO, MBIA Insured, 4.90%, 11/15/10	1,080,720
1,000,000	Illinois Educational Facilities Authority, AMBAC Insured, De Paul University, 5.00%, 10/1/11	1,118,070
750,000	Illinois State, GO, FSA Insured, 5.38%, 10/01/13	855,930
1,000,000	Illinois State Toll Highway Authority Revenue Bond, FSA Insured, 5.50%, 01/01/14	1,142,410
1,000,000	Southern Illinois University, Housing & Auxiliary Revenue Bond, AMBAC Insured, 5.00%, 04/01/10	1,099,960
245,000	Will County, IL School District #122, Series A, Prerefunded, FSA Insured, 6.50%, 11/01/10	292,265
435,000	Will County, IL, School District #122, GO, Prerefunded, FSA Insured, 6.50%, 11/01/10	518,920
320,000	Will County, IL, School District #122, GO, Unrefunded, FSA Insured, 6.50%, 11/01/17	378,550

		7,602,946

Indiana (9.30%):
450,000	Allen County, IN, Jail Building, 5.75%, 10/01/11	516,974
1,000,000	Evansville, IN, Building Authority, MBIA Insured, 5.30%, 08/01/08	1,080,870
1,000,000	Indiana Municipal Power Agency, Power Supply Revenue Bond, Series A, AMBAC Insured, 5.25%, 01/01/12	1,120,710
1,000,000	Indianapolis, IN Local Public Improvement, 5.25%, 01/10/13	1,126,150

		3,844,704

Kansas (1.34%):
500,000	Johnson County, KS, Unified School District #512, GO, 5.00%, 10/01/15	553,490

Maine (2.01%):
750,000	Maine Municipal Bond Bank, Series A, Refunding, FSA Insured, 5.25% 11/01/08	830,025

Massachusetts (1.24%):
465,000	Massachusetts State Special Obligation Revenue Bond, Series A, 5.00%, 06/01/14	513,978

Michigan (5.39%):
1,000,000	Chippewa Valley, MI, Schools, 5.00%, 05/01/13	1,106,710
1,000,000	Wayne State University, MI Revenue Bond, FGIC Insured, 5.38%, 11/15/13	1,119,950

		2,226,660

Minnesota (2.02%):
750,000	Moorhead, MN, Ind. School District #152, GO, 5.00%, 04/01/12	834,653

New Jersey (5.38%):
1,000,000	New Jersey State, GO, MBIA Insured, 5.25%, 08/01/14	1,134,720
500,000	New Jersey State Transportation Trust Fund, FGIC Insured, 5.25%, 06/15/14	564,875
See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Municipal Bond Fund (Continued)

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par Value	Description	Value

Municipal Bonds (Continued):
New Jersey (Continued):
$470,000	New Jersey Wastewater Treatment Trust, Prerefunded, 4.80%, 09/01/06	$491,883
30,000	New Jersey Wastewater Treatment Trust, Unrefunded, 4.80%, 09/01/06	31,355

		2,222,833

Ohio (2.70%):
1,000,000	South-Western City, OH, School District, GO, FGIC Insured, 5.00%, 12/01/13	1,114,830

Oklahoma (1.81%):
725,000	Tulsa County, OK, Ind. School District #9, GO, 4.00%, 05/01/06	749,179

Pennsylvania (4.68%):
1,000,000	Allegheny County, PA, GO, FSA Insured, 5.00%, 10/01/16	1,120,950
750,000	Pennsylvania State Government Obligation, 5.00%, 02/01/08	814,223

		1,935,173

Tennessee (4.08%):
1,000,000	Johnson City, TN, Health & Education Medical Center Hosp., Revenue Bond, MBIA Insured, 5.50%, 07/01/12	1,131,090
500,000	Memphis, TN, GO, General Improvements, 5.00%, 11/01/14	557,495

		1,688,585

Texas (11.12%):
1,000,000	Pharr-San Juan-Alamo, TX, Ind. School District, PSF-GTD Insured, 5.25%, 02/01/08	1,068,010
900,000	Sam Rayburn, TX Municipal Revenue Bond, 6.00%, 09/01/10	1,021,815
500,000	San Antonio, TX, GO, 6.00%, 08/01/08	563,090
1,000,000	San Antonio, TX, Electric & Gas, Unrefunded, 5.00%, 02/01/12	1,105,800
750,000	Texas State Water Financial Assistance, Series A, 5.25%, 08/01/10	839,355

		4,598,070

Virginia (1.36%):
520,000	Virginia Commonwealth Transportation Board, 5.00%, 10/01/07	562,874

Washington (1.33%):
500,000	King County, WA, GO, Series A, Refunding, 5.00%, 01/01/11	551,505

West Virginia (2.47%):
920,000	West Virginia Higher Education, FGIC Insured, 5.00%, 04/01/14	1,022,727

Wisconsin (2.66%):
1,000,000	Wisconsin State Government Obligation, 5.00%, 05/01/11	1,100,240

	Total Municipal Bonds	36,364,963

Alternative Minimum Tax Paper (10.57%):
1,000,000	Alaska Student Loan Corp., Series A, AMBAC Insured, 5.63%, 07/01/07	1,025,320
500,000	Austin, TX, Airport Revenue, MBIA Insured, 5.50%, 11/15/06	528,160
1,000,000	Iowa Student Loan Liquidity Corp., Series C, 5.10%, 06/01/09	1,070,510
500,000	Johnston, IA, Community School District, 3.00%, 06/01/05	500,005
170,000	Massachusetts Education Loan Authority, AMBAC Insured, 5.60%, 07/01/06	170,015
5,000	New Mexico Education Assistance, 5.75%, 08/01/07	5,000
1,000,000	Utah State Board of Regents, 5.20%, 05/01/08	1,070,970

	Total Alternative Minimum Tax Paper	4,369,981

See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Municipal Bond Fund (Continued)

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par Value	Description	Value

Municipal Bonds (Continued):
Mutual Funds (0.52%):
$213,516	Municipal Assets I Shares, 0.73%*	$213,516

	Total Investments in Securities (99.05%) (Cost — $38,814,791)	40,948,460
	Other Assets & Liabilities (0.95%)	394,647

	Net Assets (100.00%)	$41,343,107

*	Rate shown is as of September 30, 2004.

Glossary of Terms
AMBAC	— American Municipal Bond Assurance Corp.
FGIC	— Financial Guaranty Insurance Corp.
FSA	— Financial Security Assistance
GO	— General Obligation
MBIA	— Municipal Bond Investors Assurance Corp.
PSF-GTD	— Permanent School Fund Guaranteed
See notes to financial statements.

PERFORMANCE REPORT	Vintage Mutual Funds, Inc.

The Vintage Equity Funds

During the second quarter, two highly anticipated events dictated the equity market. Primarily, market participants jockeyed to ultimately position for the last day of the quarter, June 30, the predetermined date for the U.S./ Iraq handoff as well as the Federal Reserve meeting. Clearly, there was more uncertainty regarding the handoff in control of Iraq than in determining what would occur at the Fed meeting. The strong April jobs report, on top of several months of solid economic growth, put to rest any uncertainties as to the near-term direction in interest rates. In fact, the 25 basis point Fed rate hike on June 30th was likely the most foreshadowed in history.

The corporate profit outlook remained strong during the second quarter as earnings growth expectations continued to rise. However, corporate profit margins are likely at the cycle high, and productivity gains should slow as input costs such as employment, commodity prices, and health care costs begin to weigh on results. Further, companies face more difficult earnings comparisons heading into the second half of the year. In this environment, equities managed to post positive returns for the second quarter in a market rife with heavy rotational activity. The cyclical areas of the market, such as the Industrial, Energy, Technology, and Materials sectors led relative performance for the quarter, returning 8.5%, 7.6%, 2.8%, and 2.5% respectively versus the S&P 500 return of 1.7%. Worst performing sectors were the Financial, Utility, and Telecom Services sectors, returning (2.4)%, (1.3)%, and (1)% respectively.

The Energy sector benefited from high oil prices as terrorist activity targeted oil pipelines in the Middle East and questions arose regarding the amount of additional production capacity of OPEC and non-OPEC oil producing nations. Demand for energy remains strong, and the market is jittery over any threat to supply. Not surprisingly, the price of oil was volatile throughout the quarter, ranging from $34 to $42 per barrel, but overall remained stubbornly high. Industrials reacted to the strong economic data that was released throughout the quarter, as well as a slew of individual industrial company testimonials highlighting the strengthening of business conditions. While a uniquely orchestrated slowdown of the Chinese economy and high oil prices represented risks to our economy, the balance of evidence decidedly supported a bullish economic view. Financial and Utility underperformance during the quarter can be attributed to the market anticipating the start of a rising interest rate cycle that began June 30th.

Investor concerns that the high oil prices would start to impact the economy were realized as the economy suffered a bout of weakness during the third quarter. The economic weakness manifested itself in a wave of earnings preannouncements and negative earnings revisions primarily in the technology, consumer, and insurance sectors (hurricane related damage). To compound the poor market sentiment, year-over-year earnings growth is set to slow in third and fourth quarters and going forward, although the absolute levels remain healthy. The year over year S&P 500 earnings growth rates in first and second quarters were 26% and 25%, while the expected growth rates for third and fourth quarters are for approximately 14% growth. In 2003, the S&P 500 earnings growth rate was 15%, the growth rate in 2004 should be approximately 18%, and the forecasted earnings growth rate in 2005 is forecasted to decelerate to 7%. The combination of a peak in year over year earnings growth rates, general uncertainty about the strength of the economy, and the rising interest rate environment is pressuring P/ E multiples. Currently, the S&P 500 is trading at approximately 16x 2005 forecasted earnings.

The equity markets struggled during the third quarter. The major indices were down across the board, as the S&P 500, Dow Jones Industrial Average, and the NASDAQ posted (2.3%), (3.4%), and (7.4%) returns, respectively, for the quarter. There was a large divergence in style related performance, as growth stocks significantly underperformed, especially in the large cap arena, and were the primary driver of negative returns during the quarter. In fact, large cap value stocks, as measured by the Russell 1000 Value Index, were actually up 0.90% for the quarter, while large cap growth stocks, as measured by the Russell 1000 Growth Index, were down (5.5%). The 640 basis points of outperformance by large cap value was driven by strong returns from the value dominated Energy, Utility, Telecommunications, and Materials sectors which posted 10.4%, 5.7%, 5.5%, and 3% returns respectively for the quarter. Classic large cap growth sectors such as Information Technology, Consumer Staples, and Healthcare had dismal quarters, posting (10%), (6.1%), and (5.7%) returns, respectively, for the quarter. Although the value outperformance was prevalent across all capitalization ranges, it was most pronounced in the large cap arena.

Market action during the third quarter was driven by concerns over the price of oil. Oil spent the majority of the quarter above $40 a barrel and threatened the $50 a barrel mark. Strong worldwide demand and concerns over adequate supplies has resulted in upward pressure on not only oil prices, but commodity prices in general — driving the performance of the Energy and Basic Materials stocks during the quarter. The high oil prices are not only taxing the consumer at the pump, but are taxing corporations as well as some of the increased input cost in producing goods is digested by the manufacturer before passing it on to the consumer. At the same time, the Fed continued its campaign of interest rate hikes, which further pressured liquidity and market sentiment. Finally, geopolitical unrest and a presidential election that promised to be tight added to market uncertainty.

Exiting the third quarter, the economy appears to have stabilized at approximately a 3% growth rate. At a P/E multiple of 16x, the equity market is becoming more attractively valued, especially relative to the bond market. However, the equity markets still have hurdles to overcome, which will serve as catalysts if they are resolved in a positive manner. Oil remains stubbornly high, threatening $50 a barrel. Sustained weakness in this commodity, if it occurs, would likely spur a significant rally. In addition, concerns over the economy will be further put to rest if we see improving employment data, and vice versa if we see lackluster data. Finally, we are quickly approaching the presidential election in November. Regardless of the result, resolving the uncertainty will likely be considered a positive by the equity markets. Typically, there is an election rally once a likely winner emerges, and we think this will particularly be the case if Bush prevails. Near-term market reaction to a Kerry victory will likely be more volatile, as there will be uncertainty regarding the potential repeal of pro-economy Bush policies such as the tax cuts.

Our current investment strategy is premised on the belief that the economy will continue to grow at a 3 to 4% pace for the foreseeable future. We believe that the economic soft patch experienced during the third quarter will prove to be temporary, as corporate managers made near term adjustments to a higher oil price deck and a rising rate environment. However, the equity market environment has clearly changed over the last several months. Relative to last year, the market faces a deceleration in the year-over-year earnings growth rate, a slow but steady nominal GDP growth rate, a rising interest rate environment, and higher energy costs. Therefore, we are slowly removing our cyclical bias to the portfolio, and adding high quality companies that exhibit consistent, stable growth in earnings.

The Vintage Balance Fund

Exiting the third quarter, the economy appears to have stabilized at approximately a 3% growth rate. At a P/ E multiple of 16x, the equity market is becoming more attractively valued, especially relative to the bond market. However, the equity markets still have hurdles to overcome, which will serve as catalysts if they are resolved in a positive manner. Oil remains stubbornly high, threatening $50 a barrel. Sustained weakness in this commodity, if it occurs, would likely spur a significant rally. In addition, concerns over the sustainability of economic growth will be further put to rest if we see improving employment data. Finally, we are quickly approaching the presidential election in November. Regardless of the result, resolving the uncertainty will likely be considered a positive by the equity markets.

Our current investment strategy is premised on the belief that the economy will continue to grow at a 3 to 4% pace for the foreseeable future. We believe that the economic soft patch experienced during the third quarter will prove to be temporary, as corporate managers made near term adjustments to a higher oil price deck and a rising rate environment. However, the equity market environment has clearly changed over the last several months. Relative to last year, the market faces a deceleration in the year-over-year earnings growth rate, a slow but steady nominal GDP growth rate, a rising interest rate environment, and higher energy costs. Therefore, we are slowly removing our cyclical bias to the portfolio, and adding high quality companies that exhibit consistent, stable growth in earnings.

Despite interest rates moving higher during the period, the fixed income markets are outpacing a nervous equity market. Year to date, the Lehman Aggregate Index posted total returns of 3.35% versus the S&P 500’s total return of 1.51%. Interest rates rose during the second and third quarter, yet the increase was not a straight line. Economic growth as measured by the gross domestic product (GDP) was strong in the first quarter at 4.5%, slowed to a more modest 3.3% pace in the second quarter before moving ahead at a 3.7% rate in the third quarter. Interest rates raced higher early in the second quarter, yet due to the economic soft patch, interest rates finished much lower than their peak in June 2004.

Job growth, inflation and interest rates have all followed a similar pattern throughout the past six months. Job creation averaged more than 200,000 per month throughout the first six months of 2004 only to slow to a 100,000 per month rate during the third quarter. Inflation accelerated at a quick pace early in 2004 as the May core personal consumption expenditures (PCE) index grew at a three-month annualized rate of 2.3%. Inflation dropped back within the Fed’s target range of 1-2% by September, growing at a three-month annualized rate of 1.5%. Interest rates moved higher during the second and third quarters of 2004. The ten-year U.S. Treasury rate finished the third quarter at 4.12%, 0.28 percent higher than where it started the second quarter. The ten-year note peaked in June with a 4.87% yield and moved lower on tempered job and inflation reports. An additional factor subduing economic activity and pushing down interest rates was the significant increase in oil prices during the third quarter. Oil prices soared through mid-summer from less than $32 to nearly $50 per barrel. Rising oil prices create a more extended time frame to reach an economy at full employment that absorbs excess capacity utilization. Active interest rate management was an important factor for both generating and retaining performance during the period.

Each risk sector of the fixed income market posted returns superior to Treasuries. Corporate bonds boasted the best relative performance, beating Treasuries by 0.58% despite modestly rich valuations. High corporate cash balances, low volatility and the lowest default rates since 1998 all helped propel corporate bond performance. Asset-backed securities (ABS) continue to generate strong and consistent excess returns. Residential Home Equity Loan ABS posted the best overall performance, beating Treasuries by 0.70%. Both Agencies and mortgage-backed securities (MBS) generated modest outperformance. Portfolio overweight allocations to corporate bonds and ABS boosted performance during the quarter. An additional income boost comes from the portfolio’s holdings of premium MBS. As interest rates stay in their current range or move higher, high coupon MBS generate excess income compared to the overall MBS market.

Investment strategy continues to hold an overweight in fixed income sectors that generate an income advantage over the index while maintaining a duration modestly lower than the index. Overweight allocations are driven by the opportunity to capture additional income while balancing portfolio risk. Corporate bonds and asset-backed securities continue to hold overweight positions. MBS weightings finished the quarter at benchmark levels. U.S. Treasury allocations continue to possess a significant underweight. An expectation of sustained economic and job growth supports the strategy.

VINTAGE MUTUAL FUNDS, INC.

Balanced Fund

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par
Value	Description	Value

U.S. Treasury Bonds (1.33%):
$100,000	U.S. Treasury Bond, 6.50%, 02/15/10	$114,742
100,000	U.S. Treasury Bond, 5.00%, 08/15/11	107,472
200,000	U.S. Treasury Bond, 4.00%, 02/15/14	198,500

		420,714

U.S. Treasury Strips (1.50%):
200,000	U.S. Treasury Strips, 0.00%, 11/15/15	121,258
245,000	U.S. Treasury Strips, 0.00%, 11/15/18	123,157
275,000	U.S. Treasury Strips, 0.00%, 05/15/20	125,978
300,000	U.S. Treasury Strips, 0.00%, 08/15/25	101,709

		472,101

U.S. Government Agencies (3.44%):
300,000	Federal Home Loan Mortgage Corp., 5.75%, 01/15/12	327,375
65,000	Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	73,288
65,000	Federal National Mortgage Assoc., 7.13%, 01/15/30	80,078
150,000	Federal National Mortgage Assoc., 5.25%, 04/15/07	158,063
450,000	Federal National Mortgage Assoc., 2.13%, 04/15/06	447,188

		1,085,991

Mortgage Related Securities (16.13%):
Collateralized Mortgage Obligations (1.01%):
45,381	Federal Home Loan Mortgage Corp., Series 1610, 6.25%, 04/15/22	45,941
21,391	Salomon Bros Mortgage Sec VII 1995-1 PO, 10.54%*, 02/25/25	21,301
250,000	Washington Mutual 2003-AR4 A6, 3.42%, 05/25/33	250,138

		317,379

Federal Home Loan Mortgage Corporation
Mortgage-Backed Pools (6.02%):
221,354	Pool #96577, 4.50%, 06/01/18	221,146
55,537	Pool #99510, 5.50%, 09/01/18	57,453
300,000	Pool #G08010, 5.50%, 09/01/34	304,482
117,861	Pool #90876, 4.00%, 11/01/08	118,955
75,810	Pool #01444, 6.50%, 08/01/32	79,588
463,551	Pool #G01563, 5.50%, 06/01/33	470,913
85,329	Pool #76361, 6.00%, 02/01/33	88,260
30,084	Pool #C00592, 7.00%, 03/01/28	31,977
27,242	Pool #C00896, 7.50%, 12/01/29	29,249
62,949	Pool #17281, 6.50%, 11/01/28	66,202
52,925	Pool #19588, 6.50%, 12/01/28	55,660
179,442	Pool #FGE01545, 5.00%, 01/01/19	182,633
110,294	Pool #FGA19963, 5.50%, 03/01/34	111,941
75,352	Pool #E20252, 7.00%, 07/01/11	79,922

		1,898,380

Federal National Mortgage Association
Mortgage-Backed Pools (6.16%):
49,374	Pool #251697, 6.50%, 05/01/28	51,913
118,096	Pool #252334, 6.50%, 02/01/29	125,137
200,349	Pool #254720, 4.50%, 05/01/18	200,234
190,073	Pool #254802, 4.50%, 07/01/18	189,965
113,435	Pool #254905, 6.00%, 10/01/33	117,536
183,211	Pool #255075, 5.50%, 02/01/24	187,758
221,727	Pool #255079, 5.00%, 02/01/19	225,738
56,917	Pool #323640, 7.50%, 04/01/29	61,169
84,602	Pool #428865, 7.00%, 06/01/28	89,901
228,948	Pool #545993, 6.00%, 11/01/32	237,245
89,005	Pool #555272, 6.00%, 03/01/33	92,231
156,870	Pool #713974, 5.50%, 07/01/33	159,290
207,407	Pool #721502, 5.00%, 07/01/33	205,754

		1,943,872

*	Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgage. The yield to maturity of principal only is sensitive to the rate of principal payments on the underlying mortgages. A slow (rapid) rate of principal repayments may have an adverse (positive) effect of yield to maturity. The interest rate disclosed represents the yield at date of purchase.
See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Balanced Fund (Continued)

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par
Value	Description	Value

Mortgage Related Securities (Continued):
Government National Mortgage Association Mortgage-Backed Pools (1.98%):
$297,943	Pool #3584, 6.00%**, 07/20/34	$308,817
28,336	Pool #451522, 7.50%, 10/15/27	30,564
56,393	Pool #462556, 6.50%, 02/15/28	59,677
45,205	Pool #469699, 7.00%, 11/15/28	48,276
53,505	Pool #486760, 6.50%, 12/15/28	56,622
61,130	Pool #780453, 7.50%, 12/15/25	66,055
51,166	Pool #780584, 7.00%, 06/15/27	54,760

		624,772

Asset-Backed Securities (0.95%):
300,000	Countrywide Certificates 2004-9 AF3, 3.85%**, 01/25/35	299,979

	Total Mortgage Related Securities	5,084,383

U.S. Taxable Municipal Bonds (2.56%):
California (1.03%):
300,000	University of South California, AMBAC Insured, 5.87%,01/01/14	324,198
Missouri (0.68%):
195,000	Fulton, MO Golf Course, MBIA Insured, 7.60%, 07/01/11	212,961
Oregon (0.86%):
200,000	Chemeketa, OR, Community College District, GO, FSA Insured, 3.31%, 06/15/09	195,964
75,000	Oregon State, GO, 3.74%, 06/01/08	75,560

	Total U.S. Taxable Municipal Bonds	808,684

Corporate Bonds (13.55%):
Agriculture (0.26%):
70,000	Monsanto Co., 7.38%, 08/15/12	81,988

Automobiles (0.63%):
105,000	Ford Motor Credit Co., 7.38%, 02/01/11	114,188
50,000	General Motors Acceptance Corp., 6.88%, 09/15/11	52,438
30,000	General Motors, 8.38%, 07/15/33	31,838

		198,463

Automotive Finance (0.12%):
35,000	Daimler Chrysler NA, 6.50%, 11/15/13	37,975

Banking (0.37%):
100,000	Bank of America Corp., 7.40%, 01/15/11	116,500

Beverages — Soft Drinks (0.24%):
75,000	Bottling Group LLC, 5.00%, 11/15/13	77,063

Broker-Dealer (1.32%):
250,000	Bear Stearns Co., 5.70%, 11/15/14	263,125
80,000	Lehman Brothers Holdings, 4.80%, 03/13/14	78,900
75,000	Morgan Stanley, 3.88%, 01/15/09	75,000

		417,025

Data Processing & Reproduction (0.16%):
50,000	First Data Corp., 4.70%, 08/01/13	50,125

Electric Utility (1.48%):
250,000	Alabama Power, 5.49%, 11/01/05	257,813
200,000	National Rural Utilities, 6.00%, 05/15/06	209,750

		467,563

Electrical & Electronic (0.37%):
75,000	General Electric Capital Corp., 6.13%, 02/22/11	82,688
30,000	General Electric Capital Corp., 6.75%, 03/15/32	34,538

		117,225

Entertainment (0.25%):
75,000	Viacom Inc., 5.63%, 05/01/07	79,313

Financial Services (1.10%):
75,000	CIT Group Inc., 4.75%, 12/15/10	76,031
80,000	Citigroup, Inc., 5.125%, 05/05/14	82,000
75,000	Countrywide Home Loan, 3.25%, 05/21/08	73,781

**	When-issued security or forward commitment.
See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Balanced Fund (Continued)

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par
Value	Description	Value

Corporate Bonds (Continued):
$40,000	Genworth Financial Inc., 5.75%, 06/15/14	$42,150
75,000	Household Finance Corp., 4.75%, 07/15/13	74,250

		348,213

Food Products (0.25%):
75,000	Campbell Soup Co., 5.50%, 03/15/07	78,844

Government — Foreign (0.39%):
100,000	Quebec Province, 7.04%, 03/10/26	122,625

Industrial Goods And Services (0.28%):
80,000	Tyco International Group, 6.38%, 10/15/11	88,500

Manufacturing — Consumer Goods (0.24%):
70,000	Eaton Corporation, 8.90%, 08/15/06	77,263

Media (0.41%):
20,000	AOL Time Warner, 7.63%, 04/15/31	23,025
95,000	AOL Time Warner, 6.88%, 05/01/12	106,044

		129,069

Oil & Exploration Products & Services (0.51%):
75,000	Conoco, Inc., 6.95% 4/15/29	86,531
70,000	Marathon Oil Corp., 5.38%, 06/01/07	73,413

		159,944

Paper Products (0.25%):
70,000	Meadwestvaco Corp., 6.85% 4/1/12	77,963

Printing & Publishing (0.25%):
80,000	R.R. Donnelley & Sons, 4.95%, 04/01/14	79,300

Railroads (0.26%):
75,000	Union Pacific Corp., 6.63%, 02/01/29	80,813

Restaurants (0.67%):
200,000	McDonald’s Corp., 5.35%, 09/15/08	212,250

Retail Stores — General Merchandise (0.35%):
15,000	May Department Stores, 3.95%, 07/15/07	15,113
75,000	Wal-Mart Stores, 7.55%, 02/15/30	95,250

		110,363

Real Estate (1.18%):
350,000	Nationwide Health Properties, 7.23%, 11/8/06	371,875

Real Estate Investment Trust (0.24%):
80,000	EOP Operating LP, 4.75%, 03/15/2014	77,200

Telecommunications (1.96%):
75,000	AT&T Wireless, 7.88%, 03/01/11	88,875
70,000	British Telecom PLC, 7.87%, 12/15/05	74,113
75,000	Comcast Communications Holdings, 8.38%, 03/15/13	90,844
70,000	France Telecom, 8.50%, 03/01/11	83,825
130,000	GTE Corporation, 7.51%, 04/01/09	147,550
40,000	SBC Communications, 5.63%**, 06/15/16	40,900
75,000	Sprint Corporation, 8.38%, 03/15/12	90,844

		616,950

	Total Corporate Bonds	4,274,406

Common Stocks (57.04%):
Banking (1.45%):
4,500	Bank of America Corp.	194,985
5,600	Wachovia Corp.	262,920

		457,905

Beverages — Soft Drinks (1.46%):
3,000	Coca Cola Co.	120,150
7,000	Pepsico, Inc.	340,550

		460,700

Brokerage Services (1.89%):
2,300	Goldman Sachs	214,452
1,500	Lehman Brothers Holdings Inc.	119,580
5,300	Morgan Stanley	261,290

		595,322

Chemicals (1.33%):
5,900	Du Pont	252,520
3,900	Praxair Inc.	166,686

		419,206

   ** When-issued security or forward commitment.
See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Balanced Fund (Continued)

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par
Value	Description	Value

Common Stocks (Continued):
Computer Hardware (2.73%):
16,100	Cisco Systems***	$291,410
4,900	Dell Inc.***	174,440
7,300	Hewlett Packard	136,875
3,000	IBM	257,220

		859,945

Computer — Software And Peripherals (4.57%):
37,500	Microsoft Corporation	1,036,875
35,800	Oracle Corporation***	403,824

		1,440,699

Consumer Goods & Services (2.45%):
4,000	Clorox Company	213,200
5,850	Colgate Palmolive	264,303
3,600	McDonald’s Corp.	100,908
3,600	Procter & Gamble Co.	194,832

		773,243

Diversified (5.04%):
26,700	General Electric Company	896,586
2,100	3M Company	167,937
17,100	Tyco International	524,286

		1,588,809

Electronics — Manufacturing (0.52%):
12,300	Flextronics International***	162,975

Entertainment (2.29%):
13,600	Time Warner Inc***	219,504
15,000	Viacom Inc., Class B	503,400

		722,904

Environmental Services (0.76%):
8,800	Waste Management, Inc.	240,592

Financial Services (4.25%):
8,500	American Express Co.	437,410
13,500	Citigroup, Inc.	595,620
4,400	J P Morgan Chase & Co.	174,812
5,300	MBNA Corp.	133,560

		1,341,402

Industrial Goods & Services (0.84%):
3,300	ITT Industries Inc.	263,967

Insurance (2.02%):
6,300	American International Group	428,337
4,550	Safeco Corporation	207,708

		636,045

Specialty Insurance (0.30%):
2,300	PMI Group Inc.	93,334

Leisure (0.81%):
5,400	Carnival Corporation	255,366

Medical Specialities (1.67%):
10,160	Medtronic, Inc.	527,304

Metals (0.68%):
6,400	Alcoa Inc.	214,976

Oil & Gas Exploration Product & Services (3.06%):
20,000	Exxon Mobil Corp.	966,600

Oil Field Services & Equipment (1.08%):
6,700	Weatherford International Ltd. Bermuda***	341,834

Pharmaceuticals (7.02%):
10,200	Abbott Laboratories	432,072
8,200	Johnson & Johnson	461,906
5,800	Lilly (Eli) & Co.	348,290
23,500	Pfizer, Inc.	719,100
9,800	Teva Pharmaceutical SP-ADR	254,310

		2,215,678

Railroads (0.89%):
7,300	Burlington Northern Santa Fe Corp.	279,663

Retail — General Merchandise (2.43%):
7,600	Kohl’s Corporation***	366,244
7,500	Wal-Mart Stores	399,000

		765,244

Retail — Specialty Stores (1.97%):
2,300	Home Depot Inc.	90,160
9,400	Staples, Inc.	280,308
7,000	Walgreen Company	250,810

		621,278

  *** Represents non-income producing securities.
See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Balanced Fund (Continued)

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Par
Value	Description	Value

Common Stocks (Continued):
Semiconductors (2.00%):
11,000	ASML Holdings NV-ADR***	$141,570
11,000	Intel Corporation	220,660
12,600	Texas Instruments	268,128

		630,358

Tobacco (0.73%):
4,900	Altria Group Inc.	230,496

Transportation & Shipping (0.48%):
2,000	United Parcel Service	151,840

Telecommunications (1.97%):
15,800	Verizon Communications, Inc.	622,204

Telecommunications-Services & Equipment (0.36%):
2,900	Qualcomm, Inc.	113,216

	Total Common Stock	17,993,105

Mutual Funds (4.43%):
1,397,816	Government Assets Fund T Share, 0.90%****	1,397,816

	Total Investments in Securities (99.98%) (Cost — $28,793,110)	31,537,199
	Other Assets & Liabilities (0.02%)	5,645

	Net Assets (100.00%)	$31,542,844

  *** Represents non-income producing securities.
 **** Rate shown is as on September 30, 2004.

Glossary of Terms

AMBAC — American Municipal Bond Assurance Corp.
   FSA — Financial Security Assistance
    GO — General Obligation
  MBIA — Municipal Bond Investors Assurance Corp.
See notes to financial statements.

PERFORMANCE REPORT	Vintage Mutual Funds, Inc.

The Vintage Equity Funds

Exiting the third quarter, the economy appears to have stabilized at approximately a 3% growth rate. At a P/ E multiple of 16x, the equity market is becoming more attractively valued, especially relative to the bond market. However, the equity markets still have hurdles to overcome, which will serve as catalysts if they are resolved in a positive manner. Oil remains stubbornly high, threatening $50 a barrel. Sustained weakness in this commodity, if it occurs, would likely spur a significant rally. In addition, concerns over the sustainability of economic growth will be further put to rest if we see improving employment data. Finally, we are quickly approaching the presidential election in November. Regardless of the result, resolving the uncertainty will likely be considered a positive by the equity markets.

Our current investment strategy is premised on the belief that the economy will continue to grow at a 3 to 4% pace for the foreseeable future. We believe that the economic soft patch experienced during the third quarter will prove to be temporary, as corporate managers made near term adjustments to a higher oil price deck and a rising rate environment. However, the equity market environment has clearly changed over the last several months. Relative to last year, the market faces a deceleration in the year-over-year earnings growth rate, a slow but steady nominal GDP growth rate, a rising interest rate environment, and higher energy costs. Therefore, we are slowly removing our cyclical bias to the portfolio, and adding high quality companies that exhibit consistent, stable growth in earnings.

VINTAGE MUTUAL FUNDS, INC.

Equity Fund

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Shares	Description	Value

Common Stocks (97.89%):
Banking (2.42%):
37,000	Bank of America Corp.	$1,603,210
47,000	Wachovia Corp.	2,206,650

		3,809,860

Beverages — Soft Drinks (0.64%):
25,000	Coca Cola Co.	1,001,250

Brokerage Services (3.23%):
19,300	Goldman Sachs	1,799,532
12,400	Lehman Brothers Holdings Inc.	988,528
46,500	Morgan Stanley	2,292,450

		5,080,510

Business Services (2.35%):
72,000	American Express Co.	3,705,120

Chemicals (2.21%):
48,600	Du Pont	2,080,080
32,600	Praxair Inc.	1,393,324

		3,473,404

Computer Hardware (4.55%):
26,600	IBM	2,280,684
39,900	Dell Inc.*	1,420,440
59,600	Hewlett Packard	1,117,500
129,700	Cisco Systems*	2,347,570

		7,166,194

Computer — Software And Peripherals (7.34%):
298,100	Microsoft Corporation	8,242,465
292,700	Oracle Corporation*	3,301,656

		11,544,121

Consumer Finance (0.74%):
45,900	MBNA Corp.	1,156,680

Consumer Goods & Services (6.13%):
28,300	McDonald’s Corp.	793,249
29,700	Procter & Gamble Co.	1,607,364
34,200	Clorox Company	1,822,860
54,800	Colgate Palmolive	2,475,864
60,700	Pepsico, Inc.	2,953,055

		9,652,392

Diversified (9.03%):
19,100	3M Company	1,527,427
138,700	Tyco International	4,252,542
250,900	General Electric Company	8,425,222

		14,205,191

Electronics — Manufacturing (0.88%):
104,300	Flextronics International*	1,381,975

Entertainment (3.86%):
111,500	Time Warner Inc.*	1,799,610
127,500	Viacom Inc., Class B	4,278,900

		6,078,510

Environmental Services (1.33%):
76,500	Waste Management, Inc.	2,091,510

Financial Services (4.72%):
131,800	Citigroup, Inc.	5,815,016
40,600	J P Morgan Chase & Co.	1,613,038

		7,428,054

Health Care Products And Services (2.26%):
84,000	Abbott Laboratories	3,558,240

Industrial Goods & Services (1.42%):
28,000	ITT Industries Inc.	2,239,720

Insurance (3.41%):
52,100	American International Group	3,542,279
40,000	Safeco Corporation	1,826,000

		5,368,279

Insurance — Specialty (0.53%):
20,700	PMI Group Inc.	840,006

Leisure (1.44%):
47,900	Carnival Corporation	2,265,191

Medical Equipment & Supplies (2.79%):
84,710	Medtronic, Inc.	4,396,449

Metals (1.19%):
55,600	Alcoa Inc.	1,867,604

Oil & Gas Exploration Products & Services (4.90%):
159,600	Exxon Mobil Corp.	7,713,468

*	Represents non-income producing securities.
See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Equity Fund (Continued)

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Shares	Description	Value

Common Stocks (Continued):
Oil Field Services & Equipment (1.77%):
54,475	Weatherford International Ltd. Bermuda*	$2,779,315

Pharmaceuticals (9.53%):
52,100	Lilly (Eli) & Co.	3,128,605
67,300	Johnson & Johnson	3,791,009
82,600	Teva Pharmaceutical SP-ADR	2,143,470
194,000	Pfizer, Inc.	5,936,400

		14,999,484

Railroads (1.25%):
51,400	Burlington Northern Santa Fe Corp.	1,969,134

Retail — General Merchandise (4.74%):
69,700	Kohl’s Corporation*	3,358,843
77,100	Wal-Mart Stores	4,101,720

		7,460,563

Retail — Specialty Stores (3.60%):
21,000	Home Depot	823,200
86,700	Staples, Inc.	2,585,394
62,800	Walgreen Company	2,250,124

		5,658,718

Semiconductors (3.20%):
93,500	ASML Holding NV-ADR*	1,203,345
90,800	Intel Corporation	1,821,448
94,600	Texas Instruments	2,013,088

		5,037,881

Tobacco (1.12%):
37,400	Altria Group Inc.	1,759,296

Transportation & Shipping (0.81%):
16,800	United Parcel Service	1,275,456

Telecommunications (3.92%):
156,500	Verizon Comm	6,162,970

Telecommunications — Services and Equipment (0.58%):
23,400	Qualcomm, Inc.	913,536

	Total Common Stock	154,040,081

Mutual Funds (2.41%):
3,799,716	Government Assets Fund T Shares, 0.90%**	3,799,716

	Total Investments in Securities (100.30%) (Cost — $130,046,531)	157,839,797
	Other Assests & Liabilities (-0.30%)	(472,177)

	Net Assets	$157,367,620

*	Represents non-income producing securities.
**	Rate shown is as of September 30, 2004.
See notes to financial statements.

PERFORMANCE REPORT	Vintage Mutual Funds, Inc.

The Vintage Growth Fund

Exiting the third quarter, the economy appears to have stabilized at approximately a 3% growth rate. At a P/ E multiple of 16x, the equity market is becoming more attractively valued, especially relative to the bond market. However, the equity markets still have hurdles to overcome, which will serve as catalysts if they are resolved in a positive manner. Oil remains stubbornly high, threatening $50 a barrel. Sustained weakness in this commodity, if it occurs, would likely spur a significant rally. In addition, concerns over the sustainability of economic growth will be further put to rest if we see improving employment data. Finally, we are quickly approaching the presidential election in November. Regardless of the result, resolving the uncertainty will likely be considered a positive by the equity markets.

Our current investment strategy is premised on the belief that the economy will continue to grow at a 3 to 4% pace for the foreseeable future. We believe that the economic soft patch experienced during the third quarter will prove to be temporary, as corporate managers made near term adjustments to a higher oil price deck and a rising rate environment. However, the equity market environment has clearly changed over the last several months. Relative to last year, the market faces a deceleration in the year-over-year earnings growth rate, a slow but steady nominal GDP growth rate, a rising interest rate environment, and higher energy costs. Therefore, we are slowly removing our cyclical bias to the portfolio, and adding high quality companies that exhibit consistent, stable growth in earnings.

VINTAGE MUTUAL FUNDS, INC.

Growth Fund

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Shares	Description	Value

Common Stocks (90.79%):
Beverages — Soft Drinks (2.68%):
23,000	Pepsico, Inc.	$1,118,950

Biotech (2.78%):
9,200	Amgen, Inc.*	521,456
7,000	Biogen Inc.*	428,190
4,000	Imclone Systems Inc.*	211,400

		1,161,046

Brokerage Services (1.58%):
3,000	Lehman Brothers Holdings Inc.	239,160
8,500	Morgan Stanley	419,050

		658,210

Computer Hardware (4.14%):
68,500	Cisco Systems*	1,239,850
22,000	EMC Corporation*	253,880
10,000	Juniper Networks Inc*	236,000

		1,729,730

Computer — Software and Peripherals (9.98%):
10,500	Cognos*	372,960
92,350	Microsoft Corporation	2,553,478
110,000	Oracle Corporation*	1,240,800

		4,167,238

Consumer Finance (0.37%):
10,000	Providian Financial Corp.	155,400

Consumer Goods & Services (3.68%):
10,000	Clorox Company	533,000
8,000	Colgate Palmolive	361,440
7,500	McDonald’s Corp.	210,225
8,000	Procter & Gamble Company	432,960

		1,537,625

Diversified (6.15%):
45,600	General Electric Company	1,531,248
5,300	3M Company	423,841
20,000	Tyco International	613,200

		2,568,289

Electronics — Manufacturing (0.76%):
24,000	Flextronics International*	318,000

Entertainment (5.83%):
77,000	Time Warner Inc.*	1,242,780
35,500	Viacom Inc., Class B	1,191,380

		2,434,160

Environmental Services (1.21%):
18,500	Waste Management, Inc.	505,790

Financial Services (1.06%):
10,000	Citigroup, Inc.	441,200

Health Care Products And Service (0.69%):
9,000	Baxter International, Inc.	289,440

Industrial Goods & Services (0.48%):
2,500	ITT Industries Inc.	199,975

Insurance (1.47%):
9,000	American International Group	611,910

Internet Related (1.66%):
11,500	Check Point Software Technologies*	195,155
25,000	Verisign Inc.*	497,000

		692,155

Leisure (1.64%):
14,500	Carnival Corporation	685,705

Leisure And Recreation Products (0.71%):
9,000	Take Two Interactive*	295,650

Medical Equipment & Supplies (0.90%):
8,000	Biomet	375,040

Medical — Hospital Services (0.56%):
4,500	Becton Dickinson & Co.	232,650

Medical Supplies (1.11%):
11,700	Boston Scientific Corp.*	464,841

Medical Specialities (2.63%):
8,000	Edwards Lifesciences*	268,000
16,000	Medtronic, Inc.	830,400

		1,098,400

Oil Field Services & Equipment (1.22%):
10,000	Weatherford International Ltd. Bermuda*	510,200

*	Represents non-income producing securities.
See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Growth Fund (Continued)

Schedule of Portfolio Investments (Unaudited)

September 30, 2004

Shares	Description	Value

Common Stocks (Continued):
Pharmaceuticals (19.67%):
23,000	Abbott Laboratories	$974,280
18,000	Andrx Group*	402,480
34,000	Johnson & Johnson	1,915,220
19,500	Lilly (Eli) & Co.	1,170,975
3,500	Novartis AG ADR	163,345
74,000	Pfizer, Inc.	2,264,400
5,000	Sanofi-Aventis ADR	183,050
11,200	Sepracor Inc.*	546,336
23,000	Teva Pharmaceutical SP-ADR	596,850

		8,216,936

Restaurants (0.58%):
6,500	Panera Bread Company*	244,010

Retail — General Merchandise (4.49%):
19,000	Kohl’s Corporation*	915,610
18,000	Wal-Mart Stores	957,600

		1,873,210

Retail — Specialty Stores (1.07%):
15,000	Staples, Inc.	447,300

Semiconductors (6.66%):
8,200	Marvell Technology Group*	214,266
20,000	ASML Holding NV-ADR*	257,400
9,500	Applied Materials Inc.*	156,655
8,500	Broadcom Corp*	231,965
50,000	Intel Corporation	1,003,000
18,000	Micron Technology*	216,540
33,000	Texas Instruments	702,240

		2,782,066

Technology (1.07%):
3,500	Danaher Corp.	179,480
8,000	Tektronix, Inc.	266,000

		445,480

Technology — Software (1.51%):
11,300	Comverse Technology Inc.*	212,779
9,000	Manhattan Associates Inc.*	219,780
26,000	Seibel Systems*	196,040

		628,599

Tobacco (0.62%):
5,500	Altria Group Inc.	258,720

Transportation & Shipping (0.51%):
2,500	FedEx Corporation	214,225

Telecommunications (1.34%):
8,500	CSG Systems International Inc.*	130,985
9,000	Nextel Communications*	214,560
15,500	Nokia Corp. ADR	212,660

		558,205

	Total Common Stocks	37,920,355

Limited Partnerships (2.81%):
2,956,083	BlueStream Ventures, L.P.** (1.83 percent of Partnership’s Net Assets)	1,171,242

Mutual Funds (6.65%):
2,002,009	Government Assets Fund T Shares, 0.90%***	2,002,009
776,722	Fidelity Institutional Money Market Fund, 1.31%***	776,722

		2,778,731

	Total Investment in Securities (100.25%) (Cost — $43,171,272)	41,870,327
	Other Assets & Liabilities (-0.25%)	(105,021)

	Net Assets (100.00%)	$41,765,306

*	Represents non-income producing securities.

**	This is an illiquid security which is not actively traded. The sale of this security is restricted. Because there is no quoted market value for this security, it is valued by the investment adviser with Board of Director approval (Note 2).

***	Rate shown is as of September 30, 2004.
See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Statements of Assets and Liabilities (Unaudited)
September 30, 2004

	Government	Institutional	Liquid	Municipal	Limited
	Assets Fund	Reserves Fund	Assets Fund	Assets Fund	Term Bond Fund

ASSETS:
Investments, at value	$60,851,967	$42,111,717	$88,260,516	$18,759,909	$63,753,019
Repurchase agreements	48,699,708	23,609,662	10,356,191	—	—

Total Investments	109,551,675	65,721,379	98,616,707	18,759,909	63,753,019
Interest and dividends receivable	334,925	168,446	542,303	129,652	715,712
Receivable for capital shares issued	—	—	—	—	41,194
Prepaid expenses	1,314	345	1,180	357	600

Total Assets	109,887,914	65,890,170	99,160,190	18,889,918	64,510,525

LIABILITIES:
Dividends payable	66,794	74,898	55,095	8,753	145,733
Payable for capital shares redeemed	—	—	—	—	65,570
Accrued expenses and other payables:
Investment advisory fees	30,029	—	29,070	5,998	26,854
Administration fees	18,017	—	17,442	3,599	7,519
Accounting fees	2,574	—	2,492	514	1,612
Distribution fees	—	—	39,020	370	—
Servicing fees	—	—	20,464	119	—
Other	21,122	8,598	23,444	1,557	17,143

Total Liabilities	138,536	83,496	187,027	20,910	264,431

Net Assets	$109,749,378	$65,806,674	$98,973,163	$18,869,008	$64,246,094

Investments, at Cost	$109,551,675	$65,721,379	$98,616,707	$18,759,909	$63,946,107

See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Statements of Assets and Liabilities (Unaudited) (Continued)
September 30, 2004

		Municipal	Balanced	Equity	Growth
	Bond Fund	Bond Fund	Fund	Fund	Fund

ASSETS:
Investments, at value	$114,323,960	$40,948,460	$31,537,199	$157,839,797	$41,870,327
Repurchase agreements	—	—	—	—	—

Total Investments	114,323,960	40,948,460	31,537,199	157,839,797	41,870,327
Interest and dividends receivable	995,519	579,478	134,759	126,974	21,996
Receivable for capital shares issued	116,916	1,750	24,235	25,592	16,044
Prepaid expenses	1,244	491	416	2,037	443

Total Assets	115,437,639	41,530,179	31,696,609	157,994,400	41,908,810

LIABILITIES:
Dividends payable	386,053	117,661	99,742	—	—
Payable for capital shares redeemed	7,177	26,245	10,156	402,568	77,418
Accrued expenses and other payables:
Investment advisory fees	52,170	17,077	19,765	99,452	33,432
Administration fees	19,920	8,880	4,217	34,477	9,150
Accounting fees	2,846	1,024	790	3,978	1,056
Distribution fees	—	—	—	—	—
Servicing fees	—	—	—	20,254	—
Other	34,834	16,185	19,095	66,051	22,448

Total Liabilities	503,000	187,072	153,765	626,780	143,504

Net Assets	$114,934,639	$41,343,107	$31,542,844	$157,367,620	$41,765,306

Investments, at Cost	$111,960,141	$38,814,791	$28,793,110	$130,046,531	$43,171,272

See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Statements of Assets and Liabilities (Unaudited) (Continued)
September 30, 2004

	Government	Institutional	Liquid	Municipal	Limited
	Assets Fund	Reserves Fund	Assets Fund	Assets Fund	Term Bond Fund

NET ASSETS:
Paid-in capital	$109,733,932	$65,806,674	$98,984,330	$18,869,008	$66,812,392
Accumulated undistributed (distributions in excess of) net investment income	15,446	—	—	—	(97,122)
Net unrealized appreciation (depreciation) on investments	—	—	—	—	(193,088)
Accumulated undistributed net realized gains (losses) on investment transactions	—	—	(11,167)	—	(2,276,088)

Net Assets	$109,749,378	$65,806,674	$98,973,163	$18,869,008	$64,246,094

Authorized Shares		1,250,000,000			800,000,000

Capital Shares Outstanding		65,806,674			6,666,991

Net asset value — offering and redemption price per share		$1.00			$9.64

Pricing of S Shares
Net assets applicable to S Shares outstanding			$21,430,063	$2,952,220

Authorized Shares			1,250,000,000	1,250,000,000

Shares outstanding, $.001 par value			21,432,481	2,952,220

Net asset value — offering and redemption price per share			$1.00	$1.00

Pricing of S2 Shares
Net assets applicable to S2 Shares outstanding			$38,381,947

Authorized Shares			1,250,000,000

Shares outstanding, $.001 par value			38,386,278

Net asset value — offering and redemption price per share			$1.00

Pricing of T Shares
Net assets applicable to T Shares outstanding	$109,749,378		$24,859,114	$3,317,950

Authorized Shares	1,250,000,000		1,250,000,000	1,250,000,000

Shares outstanding, $.001 par value	109,762,013		24,861,920	3,317,950

Net asset value — offering and redemption price per share	$1.00		$1.00	$1.00

Pricing of I Shares
Net assets applicable to I Shares outstanding			$14,302,039	$12,598,838

Authorized Shares			1,250,000,000	1,250,000,000

Shares outstanding, $.001 par value			14,303,653	12,598,838

Net asset value — offering and redemption price per share			$1.00	$1.00

See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Statements of Assets and Liabilities (Unaudited) (Continued)
September 30, 2004

		Municipal	Balanced	Equity	Growth
	Bond Fund	Bond Fund	Fund	Fund	Fund

NET ASSETS:
Paid-in capital	$115,370,308	$38,611,118	$37,707,554	$132,081,237	$82,509,886
Accumulated undistributed (distributions in excess of) net investment income	285,896	(7,372)	19,064	35,095	—
Net unrealized appreciation (depreciation) on investments	2,363,819	2,133,669	2,744,089	27,793,265	(1,300,945)
Accumulated undistributed net realized gains (losses) on investment transactions	(3,085,384)	605,692	(8,927,863)	(2,541,977)	(39,443,635)

Net Assets	$114,934,639	$41,343,107	$31,542,844	$157,367,620	$41,765,306

Authorized Shares	809,987,393	800,000,000	800,000,000		800,000,000

Capital Shares Outstanding	11,549,186	3,800,429	2,787,597		4,761,187

Net asset value — offering and redemption price per share	$9.95	$10.88	$11.32		$8.77

Pricing of S Shares
Net assets applicable to S Shares outstanding				$96,183,743

Authorized Shares				800,000,000

Shares outstanding, $.001 par value				7,154,953

Net asset value — offering and redemption price per share				$13.44

Pricing of S2 Shares
Net assets applicable to S2 Shares outstanding
Authorized Shares
Shares outstanding, $.001 par value
Net asset value — offering and redemption price per share
Pricing of T Shares
Net assets applicable to T Shares outstanding				$61,183,877

Authorized Shares				800,000,000

Shares outstanding, $.001 par value				4,479,071

Net asset value — offering and redemption price per share				$13.66

Pricing of I Shares
Net assets applicable to I Shares outstanding
Authorized Shares
Shares outstanding, $.001 par value
Net asset value — offering and redemption price per share
See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

Statements of Operations (Unaudited)
For the Six Months Ended September 30, 2004

	Government	Institutional	Liquid	Municipal	Limited
	Assets	Reserves	Assets	Assets	Term Bond
	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Interest income	$675,448	$299,154	$705,343	$151,641	$1,154,545
Dividend income	—	—	—	—	—

Total Income	675,448	299,154	705,343	151,641	1,154,545

EXPENSES: (Note 4)
Investment advisory fees	215,441	79,204	167,753	46,899	164,517
Administration fees	113,106	47,522	100,652	28,140	85,549
Distribution and shareholder service fees S Shares	—	—	123,978	6,807	—
Distribution and shareholder service fees S2 Shares	—	—	66,764	—	—
Distribution and shareholder service fees T Shares	—	—	25,855	4,133	—
Custody fees	20,530	11,456	30,704	3,873	5,067
Accounting fees	16,158	6,789	14,379	4,020	9,871
Legal fees	3,255	1,316	2,979	779	2,348
Audit fees	13,449	6,607	11,617	4,871	8,623
Directors’ fees	12,460	2,673	11,515	2,859	5,919
Transfer agent fees	39,675	3,000	46,069	11,456	23,554
Registration and filing fees	3,164	—	3,626	1,240	1,316
Printing fees	5,410	871	4,935	1,271	3,616
Insurance expense	2,492	1,621	2,030	163	4,306
Other	1,899	217	1,554	287	8,386

Total Expenses	447,039	161,276	614,410	116,798	323,072
Less: Expenses voluntarily reduced/waived	(26,930)	(133,515)	(97,622)	(10,450)	(26,302)

Net Expenses	420,109	27,761	516,788	106,348	296,770

Net Investment Income (Loss)	255,339	271,393	188,555	45,293	857,775

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions	—	—	—	—	(39,277)
Net change in unrealized appreciation (depreciation) from investments	—	—	—	—	(827,749)

Net realized and unrealized gains (losses) from investments	—	—	—	—	(867,026)

Change in net assets resulting from operations	$255,339	$271,393	$188,555	$45,293	$(9,251)

See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

Statements of Operations (Unaudited) (Continued)

For the Six Months Ended September 30, 2004

		Municipal
	Bond	Bond	Balanced	Equity	Growth
	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Interest income	$2,946,631	$877,854	$280,567	$9,403	$4,031
Dividend income	10,313	—	153,546	1,271,493	213,473

Total Income	2,956,944	877,854	434,113	1,280,896	217,504

EXPENSES: (Note 4)
Investment advisory fees	327,000	104,413	128,453	679,782	223,693
Administration fees	154,582	54,295	44,530	235,657	61,221
Distribution and shareholder service fees S Shares	—	—	—	131,365	—
Distribution and shareholder service fees S2 Shares	—	—	—	—	—
Distribution and shareholder service fees T Shares	—	—	—	—	—
Custody fees	10,214	2,956	5,198	8,793	3,353
Accounting fees	17,837	6,265	5,138	27,192	7,064
Legal fees	4,509	1,559	1,237	5,746	1,683
Audit fees	13,736	12,165	7,532	14,785	8,340
Directors’ fees	11,806	4,076	3,304	15,113	3,955
Transfer agent fees	42,678	10,848	36,205	89,758	37,651
Registration and filing fees	2,321	721	1,602	5,386	2,119
Printing fees	5,818	1,766	2,128	10,881	3,491
Insurance expense	7,581	4,202	3,770	19,210	3,966
Other	16,993	5,993	2,525	2,133	773

Total Expenses	615,075	209,259	241,622	1,245,801	357,309
Less: Expenses voluntarily reduced/waived	(19,581)	—	(11,111)	—	—

Net Expenses	595,494	209,259	230,511	1,245,801	357,309

Net Investment Income (Loss)	2,361,450	668,595	203,602	35,095	(139,805)

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions	93,973	145,626	314,735	3,890,416	(822,372)
Net change in unrealized appreciation (depreciation) from investments	(1,481,764)	(723,931)	(1,283,715)	(10,617,206)	(3,242,940)

Net realized and unrealized gains (losses) from investments	(1,387,791)	(578,305)	(968,980)	(6,726,790)	(4,065,312)

Change in net assets resulting from operations	$973,659	$90,290	$(765,378)	$(6,691,695)	$(4,205,117)

See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

Statements of Changes in Net Assets

			Institutional
	Government Assets Fund		Reserves Fund		Liquid Assets Fund		Municipal Assets Fund

	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
	2004	2004	2004	2004	2004	2004	2004	2004

	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$255,339	$493,630	$271,393	$379,261	$188,555	$348,808	$45,293	$94,843
Net realized gains/(losses) from investment transactions	—	—	—	—	—	—	—	—
Net change in unrealized appreciation/(depreciation) from investments	—	—	—	—	—	—	—	—

Change in net assets resulting from operations	255,339	493,630	271,393	379,261	188,555	348,808	45,293	94,843

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Capital Shares	—	—	(271,393)	(379,261)	—	—	—	—
S Shares	—	—	—	—	(30,710)	(36,219)	(4,527)	(6,586)
S2 Shares	—	—	—	—	(57,664)	(71,171)	—	—
T Shares	(255,339)	(493,630)	—	—	(51,921)	(117,581)	(5,715)	(12,693)
I Shares	—	—	—	—	(48,260)	(123,837)	(35,051)	(75,564)
From net realized gains
Capital Shares	—	—	—	—	—	—	—	—
S Shares	—	—	—	—	—	—	—	—
T Shares	—	—	—	—	—	—	—	—

Change in net assets from shareholder distributions	(255,339)	(493,630)	(271,393)	(379,261)	(188,555)	(348,808)	(45,293)	(94,843)

See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	Government Assets Fund		Institutional Reserves Fund		Liquid Assets Fund		Municipal Assets Fund

	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
	2004	2004	2004	2004	2004	2004	2004	2004

	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
CAPITAL SHARE TRANSACTIONS:
Issued:
Capital Shares	—	—	301,707,091	362,761,488	—	—	—	—
S Shares	—	—	—	—	76,898,058	315,605,500	3,124,294	12,182,292
S2 Shares	—	—	—	—	118,339,866	151,747,648	—	—
T Shares	202,542,508	341,365,663	—	—	95,416,445	233,819,183	4,349,327	11,038,014
I Shares	—	—	—	—	20,432,230	45,158,342	30,901,028	59,475,096
Reinvestments:
Capital Shares	—	—	—	—	—	—	—	—
S Shares	—	—	—	—	—	1	—	—
S2 Shares	—	—	—	—	—	1,042	—	—
T Shares	41,969	101,931	—	—	16,242	39,994	882	1,657
I Shares	—	—	—	—	8,472	30,820	—	—
Redemptions:
Capital Shares	—	—	(268,934,164)	(329,727,741)	—	—	—	—
S Shares	—	—	—	—	(92,608,462)	(352,719,131)	(2,955,195)	(12,391,849)
S2 Shares	—	—	—	—	(108,704,181)	(126,956,742)	—	—
T Shares	(190,645,965)	(412,230,533)	—	—	(89,377,140)	(244,342,337)	(4,698,629)	(12,866,684)
I Shares	—	—	—	—	(28,873,618)	(51,402,884)	(45,773,500)	(65,571,888)

Change in net assets from capital transactions	11,938,512	(70,762,939)	32,772,927	33,033,747	(8,452,088)	(29,018,564)	(15,051,793)	(8,133,362)

Change in net assets	11,938,512	(70,762,939)	32,772,927	33,033,747	(8,452,088)	(29,018,564)	(15,051,793)	(8,133,362)
NET ASSETS:
Beginning of year	97,810,866	168,573,805	33,033,747	0	107,425,251	136,443,815	33,920,801	42,054,163

End of Period	$109,749,378	$97,810,866	$65,806,674	$33,033,747	$98,973,163	$107,425,251	$18,869,008	$33,920,801

See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	Government Assets Fund		Institutional Reserves Fund		Liquid Assets Fund		Municipal Assets Fund

	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
	2004	2004	2004	2004	2004	2004	2004	2004

SHARE TRANSACTIONS:
Issued:
Capital Shares	—	—	301,707,091	362,761,488	—	—	—	—
S Shares	—	—	—	—	76,898,058	315,605,500	3,124,294	12,182,292
S2 Shares	—	—	—	—	118,339,866	151,747,648	—	—
T Shares	202,542,508	341,365,663	—	—	95,416,445	233,819,183	4,349,327	11,038,014
I Shares	—	—	—	—	20,432,230	45,158,342	30,901,028	59,475,096
Reinvestments:
Capital Shares	—	—	—	—	—	—	—	—
S Shares	—	—	—	—	—	1	—	—
S2 Shares	—	—	—	—	—	1,042	—	—
T Shares	41,969	101,931	—	—	16,242	39,994	882	1,657
I Shares	—	—	—	—	8,472	30,820	—	—
Redemptions:
Capital Shares	—	—	(268,934,164)	(329,727,741)	—	—	—	—
S Shares	—	—	—	—	(92,608,462)	(352,719,132)	(2,955,195)	(12,391,849)
S2 Shares	—	—	—	—	(108,704,181)	(126,956,743)	—	—
T Shares	(190,645,965)	(412,230,533)	—	—	(89,377,140)	(244,342,335)	(4,698,629)	(12,866,684)
I Shares	—	—	—	—	(28,873,618)	(51,402,884)	(45,773,500)	(65,571,888)

Change in Shares	11,938,512	(70,762,939)	32,772,927	33,033,747	(8,452,088)	(29,018,564)	(15,051,793)	(8,133,362)

See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	Limited Term Bond Fund		Bond Fund		Municipal Bond Fund

	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
	2004	2004	2004	2004	2004	2004

	(Unaudited)		(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$857,775	$1,716,907	$2,361,450	$5,263,131	$668,595	$1,503,565
Net realized gains/(losses) from investment transactions	(39,277)	(1,689,373)	93,973	(1,780,632)	145,626	751,428
Net change in unrealized appreciation/ (depreciation) from investments	(827,749)	2,555,159	(1,481,764)	5,318,956	(723,931)	(472,657)

Change in net assets resulting from operations	(9,251)	2,582,693	973,659	8,801,455	90,290	1,782,336

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Capital Shares	(857,775)	(1,716,906)	(2,361,447)	(5,263,130)	(675,743)	(1,503,565)
S Shares	—	—	—	—	—	—
S2 Shares	—	—	—	—	—	—
T Shares	—	—	—	—	—	—
I Shares	—	—	—	—	—	—
From net realized gains
Capital Shares	—	—	—	—	—	(399,952)
S Shares	—	—	—	—	—	—
T Shares	—	—	—	—	—	—

Change in net assets from shareholder distributions	(857,775)	(1,716,906)	(2,361,447)	(5,263,130)	(675,743)	(1,903,517)

See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	Limited Term Bond Fund		Bond Fund		Municipal Bond Fund

	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
	2004	2004	2004	2004	2004	2004

CAPITAL SHARE TRANSACTIONS:
Issued:
Capital Shares	7,702,500	19,367,120	5,080,987	20,961,175	467,773	2,236,067
S Shares	—	—	—	—	—	—
S2 Shares	—	—	—	—	—	—
T Shares	—	—	—	—	—	—
I Shares	—	—	—	—	—	—
Reinvestments:
Capital Shares	267,830	672,307	594,454	1,466,623	69,328	199,476
S Shares	—	—	—	—	—	—
S2 Shares	—	—	—	—	—	—
T Shares	—	—	—	—	—	—
I Shares	—	—	—	—	—	—
Redemptions:
Capital Shares	(8,738,265)	(13,769,806)	(14,849,482)	(31,765,642)	(2,128,330)	(5,981,635)
S Shares	—	—	—	—	—	—
S2 Shares	—	—	—	—	—	—
T Shares	—	—	—	—	—	—
I Shares	—	—	—	—	—	—

Change in net assets from capital transactions	(767,935)	6,269,621	(9,174,041)	(9,337,844)	(1,591,229)	(3,546,092)

Change in net assets	(1,634,961)	7,135,408	(10,561,829)	(5,799,519)	(2,176,682)	(3,667,273)
NET ASSETS:
Beginning of year	65,881,055	58,745,647	125,496,468	131,295,987	43,519,789	47,187,062

End of period	$64,246,094	$65,881,055	$114,934,639	$125,496,468	$41,343,107	$43,519,789

See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	Limited Term Bond Fund		Bond Fund		Municipal Bond Fund

	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
	2004	2004	2004	2004	2004	2004

SHARE TRANSACTIONS:
Issued:
Capital Shares	797,787	1,985,813	516,159	2,102,701	43,772	202,305
S Shares	—	—	—	—	—	—
S2 Shares	—	—	—	—	—	—
T Shares	—	—	—	—	—	—
I Shares	—	—	—	—	—	—
Reinvestments:
Capital Shares	27,744	69,222	61,098	147,944	6,430	18,086
S Shares	—	—	—	—	—	—
S2 Shares	—	—	—	—	—	—
T Shares	—	—	—	—	—	—
I Shares	—	—	—	—	—	—
Redemptions:
Capital Shares	(905,243)	(1,414,025)	(1,510,629)	(3,199,576)	(197,568)	(538,015)
S Shares	—	—	—	—	—	—
S2 Shares	—	—	—	—	—	—
T Shares	—	—	—	—	—	—
I Shares	—	—	—	—	—	—

Change in Shares	(79,712)	641,010	(933,372)	(948,931)	(147,366)	(317,624)

See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	Balanced Fund		Equity Fund		Growth Fund

	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
	2004	2004	2004	2004	2004	2004

	(Unaudited)		(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$203,602	$389,993	$35,095	$(293,292)	$(139,805)	$(296,376)
Net realized gains/(losses) from investment transactions	314,735	449,281	3,890,416	25,997,218	(822,372)	4,857,825
Net change in unrealized appreciation/ (depreciation) from investments	(1,283,715)	5,386,492	(10,617,206)	22,612,956	(3,242,940)	8,873,314

Change in net assets resulting from operations	(765,378)	6,225,766	(6,691,695)	48,316,882	(4,205,117)	13,434,763

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Capital Shares	(203,601)	(389,989)	—	—	—	—
S Shares	—	—	—	—	—	—
S2 Shares	—	—	—	—	—	—
T Shares	—	—	—	—	—	—
I Shares	—	—	—	—	—	—
From net realized gains
Capital Shares	—	—	—	—	—	—
S Shares	—	—	—	—	—	—
T Shares	—	—	—	—	—	—

Change in net assets from shareholder distributions	(203,601)	(389,989)	—	—	—	—

See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	Balanced Fund		Equity Fund		Growth Fund

	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
	2004	2004	2004	2004	2004	2004

CAPITAL SHARE TRANSACTIONS:
Issued:
Capital Shares	1,848,732	4,679,226	—	—	2,784,158	17,999,502
S Shares	—	—	3,724,018	12,997,047	—	—
S2 Shares	—	—	—	—	—	—
T Shares	—	—	867,886	4,149,333	—	—
I Shares	—	—	—	—	—	—
Reinvestments:
Capital Shares	199,163	428,353	—	—	—	—
S Shares	—	—	—	—	—	—
S2 Shares	—	—	—	—	—	—
T Shares	—	—	—	—	—	—
I Shares	—	—	—	—	—	—
Redemptions:
Capital Shares	(7,755,721)	(9,701,223)	—	—	(7,070,030)	(17,284,976)
S Shares	—	—	(17,043,481)	(35,685,455)	—	—
S2 Shares	—	—	—	—	—	—
T Shares	—	—	(29,098,719)	(26,919,720)	—	—
I Shares	—	—	—	—	—	—

Change in net assets from capital transactions	(5,707,826)	(4,593,644)	(41,550,296)	(45,458,795)	(4,285,872)	714,526

Change in net assets	(6,676,805)	1,242,133	(48,241,991)	2,858,087	(8,490,989)	14,149,289
NET ASSETS:
Beginning of year	38,219,649	36,977,516	205,609,611	202,751,524	50,256,295	36,107,006

End of period	$31,542,844	$38,219,649	$157,367,620	$205,609,611	$41,765,306	$50,256,295

See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	Balanced Fund		Equity Fund		Growth Fund

	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
	2004	2004	2004	2004	2004	2004

SHARE TRANSACTIONS:
Issued:
Capital Shares	160,940	417,194	—	—	301,470	2,023,581
S Shares	—	—	270,754	982,838	—	—
S2 Shares	—	—	—	—	—	—
T Shares	—	—	62,854	314,773	—	—
I Shares	—	—	—	—	—	—
Reinvestments:
Capital Shares	17,201	39,717	—	—	—	—
S Shares	—	—	—	—	—	—
S2 Shares	—	—	—	—	—	—
T Shares	—	—	—	—	—	—
I Shares	—	—	—	—	—	—
Redemptions:
Capital Shares	(677,042)	(866,864)	—	—	(782,874)	(1,991,136)
S Shares	—	—	(1,241,091)	(2,691,509)	—	—
S2 Shares	—	—	—	—	—	—
T Shares	—	—	(2,090,402)	(1,995,908)	—	—
I Shares	—	—	—	—	—	—

Change in Shares	(498,901)	(409,953)	(2,997,885)	(3,389,806)	(481,404)	32,445

See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

Notes to Financial Statements (unaudited)
September 30, 2004

1. Organization:

IMG Mutual Funds, Inc. was incorporated on November 16, 1994 and capitalized on May 1, 1995. IMG Mutual Funds, Inc. was renamed Vintage Mutual Funds, Inc., (the “Funds”), in February 1998. The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified open-end management investment company issuing its shares in ten portfolios. The Funds currently consist of the following diversified portfolios (individually, a “Fund”): Government Assets Fund, Institutional Reserves Fund (commencement of operations on April 1, 2003), Liquid Assets Fund, Municipal Assets Fund, Vintage Limited Term Bond Fund (“Limited Term Bond Fund”), Vintage Bond Fund (“Bond Fund”), Vintage Municipal Bond Fund (“Municipal Bond Fund”), Vintage Balanced Fund (“Balanced Fund”), Vintage Equity Fund (“Equity Fund”), and Vintage Growth Fund (“Growth Fund”).

Liquid Assets Fund and Municipal Assets Fund offer four and three classes of shares, respectively. S and S2 Shares are normally offered through financial institutions providing automatic “sweep” investment programs to their own customers. T Shares are normally purchased by financial institutions acting on their own behalf or on behalf of certain customers’ accounts. I Shares may be purchased by individual and institutional investors directly from BISYS Fund Services Limited Partnership (the “Distributor”).

The Equity Fund offers two classes of shares. T Shares are offered solely to fiduciary accounts of AMCORE Investment Group, N. A., over which AMCORE Investment Group, N. A., exercises investment discretion. The Equity Fund also offers S Shares to those who do not qualify for T Shares.

Each class of shares has equal rights to earnings, assets, and voting privileges except each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights on matters affecting only that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Securities Valuation

Investments of the Government Assets Fund, Institutional Reserves Fund, Liquid Assets Fund and Municipal Assets Fund (the “Money Market Funds”) are valued at amortized cost, which approximates market value. Under the amortized cost method of valuation, discount or premium is amortized on a constant basis to the maturity of the security.

Investments of the Limited Term Bond Fund, Bond Fund, Municipal Bond Fund, Balanced Fund, Equity Fund, and Growth Fund (collectively the “Variable Net Asset Funds”) for which the primary market is a national securities exchange are valued at the last reported sale price or official closing price, on the day of valuation. In the absence of any sale of such securities on the valuation date, the valuations are based on the latest available bid quotation. Substantially all fixed-income securities are valued

VINTAGE MUTUAL FUNDS, INC.
Notes to Financial Statements (unaudited) (Continued)
September 30, 2004

each business day as of the close of regular trading by one or more independent pricing services (the “Pricing Services”) approved by the Fund’s Board of Directors (the “Board”). When quoted bid prices are readily available, the Pricing Services generally value fixed-income securities at the bid price, provided that the Pricing Services believe those prices to reflect the fair market value of the securities. Other investments valued by the Pricing Services are carried at fair value as determined by the Pricing Services, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Pricing Services may take other factors into consideration in pricing securities, including institutional size transactions in similar groups of securities as well as developments related to specific securities. Fixed income securities having maturities of 60 days or less are valued at amortized cost. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value as determined in good faith by the investment adviser under the supervision of the Board. The difference between the cost and market values of investments held by the variable net asset funds is reflected as either unrealized appreciation or depreciation.

Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Interest income is recognized on the accrual basis and includes, when applicable, the pro rata amortization of premium or accretion of discount. Dividends are recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined on the identified cost basis.

Repurchase Agreements

The Funds may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that the investment advisor, Investors Management Group, (“IMG”), deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.

Loan Certificates

The Liquid Assets Fund may invest in Farmer’s Home Administration Guaranteed Loan Certificates (“FmHA”) which represent interests in the guaranteed portion of FmHA loans issued by one or more guaranteed loan trusts subject to repurchase on no more than five business days’ written notice.

Trust Certificates

The Liquid Assets Fund may invest in U.S. Government Guaranteed Student Loans which represent interests in student loans sold by certain Iowa banks subject to repurchase on no more than seven days’ written notice.

Limited Partnerships

The Growth Fund has committed to invest $5,000,000 in BlueStream Ventures, L.P., a venture

VINTAGE MUTUAL FUNDS, INC.
Notes to Financial Statements (unaudited) (Continued)
September 30, 2004

capital limited partnership. At September 30, 2004, the Fund had invested $3,250,000. Direct investments are recorded when capital contributions are made. This is an illiquid security, which is not actively traded. The sale of this security is restricted. Because there is no quoted market value for this security, it is valued at fair market value as determined in good faith by the investment adviser under the supervision of the Fund’s Board of Directors. That estimated fair value may differ significantly from the values that would have been used had a ready market for the investment existed, and the differences could be material.

Securities Purchased on a When-Issued or Delayed-Delivery Basis

Each fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Government Assets Fund, Institutional Reserves Fund, Liquid Assets Fund and Municipal Assets Fund. Dividends from net investment income are declared and paid monthly for the Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Balanced Fund, Equity Fund, and Growth Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds.

The dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal treatment; temporary differences do not require reclassification.

Expenses

Expenses attributable to a Fund are charged to that Fund; other expenses of the Funds are prorated to the Funds on the basis of each Fund’s relative net assets or on another reasonable basis.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 2004 are as follows:

		Proceeds
	Purchases	from Sales

Limited Term Bond Fund	$13,815,403	$13,174,447
Bond Fund	$20,199,037	$28,353,438
Municipal Bond Fund	$8,127,071	$9,457,830
Balanced Fund	$7,304,732	$12,161,971
Equity Fund	$35,803,314	$79,520,326
Growth Fund	$14,208,088	$21,008,085

VINTAGE MUTUAL FUNDS, INC.
Notes to Financial Statements (unaudited) (Continued)
September 30, 2004

4. Related Party Transactions:

Under the terms of its Investment Advisory Agreement, Investors Management Group (IMG), an indirect wholly owned subsidiary of AMCORE Financial, Inc. (AMCORE), is entitled to receive fees computed daily on a percentage of the average daily net assets of each fund as follows:

Government Assets Fund	0.40%
Institutional Reserves Fund	0.35%
Liquid Assets Fund	0.35%
Municipal Assets Fund	0.35%
Limited Term Bond Fund	0.50%
Bond Fund	0.55%
Municipal Bond Fund	0.50%
Balanced Fund	0.75%
Equity Fund	0.75%
Growth Fund	0.95%

IMG voluntarily limited advisory fees for the Government Assets Fund to 0.35 percent and voluntarily waived all advisory fees for the Institutional Reserves Fund.

The Funds have entered into a management and administration agreement with IMG pursuant to which the Funds pay administration fees at an annual rate of 0.21 percent of the average daily net assets for the Money Market Funds and 0.26 percent of the average daily net assets for the Variable Net Asset Funds. IMG voluntarily waived all administration fees for the Institutional Reserves Fund. Beginning June 1, 2004, IMG voluntarily limited administration fees for the Balanced Fund to 0.16 percent, Limited Term Bond Fund to 0.14 percent and Bond Fund to 0.21 percent.

IMG also provides fund accounting services for the Funds pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of each Fund for such services. IMG voluntarily waived all fund accounting fees for the Institutional Reserves Fund.

The Funds have adopted an Administrative Services Plan (the “Services Plan”) pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions (each a “Participating Organization”), which may include AMCORE, its correspondent and affiliated banks, which agree to provide recordkeeping and/or administrative support services for their customers or account holders (collectively, “customers”) who are beneficial or record owner of shares of that Fund. In consideration for such services, a Participating Organization receives a fee from a Fund, computed daily and paid monthly, at an annual rate of up to 0.25 percent of the average daily net asset value of shares of that Fund owned beneficially or of record by such Participating Organization’s customers for whom the Participating Organization provides such services. At September 30, 2004, the Funds are required to pay servicing fees as follows: 0.25 percent on S shares of the Liquid Assets, Municipal Assets, and Equity Funds, 0.25 percent on S2 shares of the Liquid Assets Fund, and 0.15 percent on T shares of the Liquid Assets and Municipal Assets Funds. IMG voluntarily waived all administrative service fees on S shares of Municipal Assets Fund. Beginning August 17, 2004, IMG reduced the voluntary fee waivers on S shares of Liquid Assets Fund by 0.10 percent to an actual fee waiver of 0.15 percent and on S2 shares of Liquid Assets Fund and T shares of Municipal Assets Fund by 0.03 percent to actual fee waivers of 0.12 percent. During the six-month period IMG supplemented the portion of fees voluntarily waived at the Fund level to the Participating Organization. For the six months ended September 30, 2004, AMCORE recorded revenue of $21,689, $3,905 and $131,365 for administrative service fees from the Liquid Assets Fund, Municipal Assets Fund, and Equity Fund, respectively.

BISYS Fund Services Limited Partnership serves as distributor to the Fund pursuant to a Distribution Agreement. The Distributor receives no compensation under the Distribution Agreement with the Funds, but may receive compensation under a

VINTAGE MUTUAL FUNDS, INC.
Notes to Financial Statements (unaudited) (Continued)
September 30, 2004

Distribution and Shareholder Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act under which the Funds are authorized to pay the Distributor for payments it makes to Participating Organizations. As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations, including AMCORE, or its affiliates, pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with Shares of a Fund purchased and held by customers of the Participating Organization. The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement. The maximum fee is 0.50 percent on S Shares of the Liquid Assets Fund and 0.25 percent on all other Classes and Funds except for I Shares and T Shares of Liquid Assets and Municipal Assets Funds, and T Shares of Government Assets Fund. Currently, such fees are limited to 0.40 percent for S Shares of the Liquid Assets Fund, 0.15 percent for S2 Shares of the Liquid Assets Fund, 0.15 percent for S Shares of the Municipal Assets Fund and 0.00 percent for all other classes and Funds. However, IMG as Adviser and Administrator of the Fund may in its sole discretion make payments to the Distributor to supplement shareholder fees paid by the Fund up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Fund. Through August 16, 2004, IMG paid distribution fees of 0.15 percent for S shares of the Municipal Assets Fund, voluntarily waiving such fees at the Fund level. As of August 17, 2004, IMG reduced the voluntary fee waiver by 0.10 percent for S shares of Municipal Assets Fund to an actual fee waiver of 0.05 percent. For the six months ended September 30, 2004, AMCORE recorded revenue of $2,751 and $320 for distribution fees from the Liquid Assets Fund, and Municipal Assets Fund, respectively.

IMG also serves as the Fund’s transfer agent to certain classes of the Institutional Reserves Fund, Liquid Assets Fund and Municipal Assets Fund. IMG is paid a fee for Transfer Agency Services based on the number of shareholder accounts serviced. BISYS Fund Services Limited Partnership serves as transfer agent to the other classes and Funds pursuant to a Transfer Agency Agreement with the Funds and receives a fee for such services.

VINTAGE MUTUAL FUNDS, INC.
Notes to Financial Statements (unaudited) (Continued)
September 30, 2004

5. Federal Income Taxes:

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

The amounts of aggregate unrealized gain (loss) and the cost of investment securities as of September 30, 2004 for tax purposes follow:

	Aggregate Unrealized	Aggregate Unrealized	Net Unrealized
	Gain	(Loss)	Gain (Loss)	Cost of Investments

Government Assets Fund	—	—	—	$109,551,675
Institutional Reserves Fund	—	—	—	$65,721,379
Liquid Assets Fund	—	—	—	$98,616,707
Municipal Assets Fund	—	—	—	$18,759,909
Limited Term Bond Fund	$293,386	$(486,474)	$(193,088)	$63,946,107
Bond Fund	$2,770,615	$(463,463)	$2,307,152	$113,143,682
Municipal Bond Fund	$2,166,126	$(32,457)	$2,133,669	$38,814,791
Balanced Fund	$3,579,401	$(873,550)	$2,705,851	$29,278,196
Equity Fund	$33,490,239	$(5,956,295)	$27,533,944	$131,731,208
Growth Fund	$2,588,127	$(3,922,441)	$(1,334,314)	$43,508,207

For tax purposes, the following Funds have capital loss carryovers as of March 31, 2004, the Funds’ most recent fiscal year end, which are available to offset future realized capital gains for Federal income tax purposes. The following shows the totals by year in which capital loss carryovers will expire if not used:

	Liquid	Limited Term
	Assets Fund	Bond Fund	Bond Fund	Balanced Fund	Equity Fund	Growth Fund

March 31, 2005			$210,608
March 31, 2006
March 31, 2007		$434	$103,873
March 31, 2008		$32,964	$615,981
March 31, 2009		$496,477	$455,773
March 31, 2010				$2,124,535		$16,368,811
March 31, 2011	$4,519	$17,563		$5,873,437	$6,432,393	$22,304,151
March 31, 2012	$6,648	$1,659,350	$1,793,103	$1,244,627		$568,665

Total Carryover	$11,167	$2,206,788	$3,179,338	$9,242,599	$6,432,393	$39,241,627

At March 31, 2004, the Limited Term Bond Fund had $30,024 in deferred capital losses occurring subsequent to October 31, 2003. For tax purposes, such losses will be reflected in the year ending March 31, 2005.

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VINTAGE MUTUAL FUNDS, INC.

Financial Highlights

		Investment Activities			Dividends and Distributions

				Total			Total
	NAV	Net	Net Realized/	from	From Net	From Net	Dividends
	Beginning	Investment	Unrealized	Investment	Investment	Realized	and
	of Period	Income (Loss)	Gains/(Losses)	Activities	Income	Gains	Distributions

Government Assets Fund T Shares
Six Months Ended September 30, 2004 (unaudited)	$1.00	0.00	0.00	0.00	0.00	0.00	0.00
Year Ended March 31, 2004	$1.00	0.00	0.00	0.00	0.00	0.00	0.00
Year Ended March 31, 2003	$1.00	0.01	0.00	0.01	(0.01)	0.00	(0.01)
Year Ended March 31, 2002	$1.00	0.03	0.00	0.03	(0.03)	0.00	(0.03)
Year Ended March 31, 2001	$1.00	0.06	0.00	0.06	(0.06)	0.00	(0.06)
Year Ended March 31, 2000	$1.00	0.05	0.00	0.05	(0.05)	0.00	(0.05)
Institutional Reserves Fund
Six Months Ended September 30, 2004 (unaudited)	$1.00	0.01	0.00	0.01	(0.01)	0.00	(0.01)
Year Ended March 31, 2004	$1.00	0.01	0.00	0.01	(0.01)	0.00	(0.01)
Liquid Assets Fund S Shares
Six Months Ended September 30, 2004 (unaudited)	$1.00	0.00	0.00	0.00	0.00	0.00	0.00
Year Ended March 31, 2004	$1.00	0.00	0.00	0.00	0.00	0.00	0.00
Year Ended March 31, 2003	$1.00	0.01	0.00	0.01	(0.01)	0.00	(0.01)
Year Ended March 31, 2002	$1.00	0.02	0.00	0.02	(0.02)	0.00	(0.02)
Year Ended March 31, 2001	$1.00	0.05	0.00	0.05	(0.05)	0.00	(0.05)
Year Ended March 31, 2000	$1.00	0.04	0.00	0.04	(0.04)	0.00	(0.04)
Liquid Assets Fund S2 Shares
Six Months Ended September 30, 2004 (unaudited)	$1.00	0.00	0.00	0.00	0.00	0.00	0.00
Year Ended March 31, 2004	$1.00	0.00	0.00	0.00	0.00	0.00	0.00
Year Ended March 31, 2003	$1.00	0.01	0.00	0.01	(0.01)	0.00	(0.01)
Year Ended March 31, 2002	$1.00	0.02	0.00	0.02	(0.02)	0.00	(0.02)
Year Ended March 31, 2001	$1.00	0.05	0.00	0.05	(0.05)	0.00	(0.05)
Year Ended March 31, 2000	$1.00	0.04	0.00	0.04	(0.04)	0.00	(0.04)
Liquid Assets Fund T Shares
Six Months Ended September 30, 2004 (unaudited)	$1.00	0.00	0.00	0.00	0.00	0.00	0.00
Year Ended March 31, 2004	$1.00	0.00	0.00	0.00	0.00	0.00	0.00
Year Ended March 31, 2003	$1.00	0.01	0.00	0.01	(0.01)	0.00	(0.01)
Year Ended March 31, 2002	$1.00	0.03	0.00	0.03	(0.03)	0.00	(0.03)
Year Ended March 31, 2001	$1.00	0.06	0.00	0.06	(0.06)	0.00	(0.06)
Year Ended March 31, 2000	$1.00	0.05	0.00	0.05	(0.05)	0.00	(0.05)
Liquid Assets Fund I Shares
Six Months Ended September 30, 2004 (unaudited)	$1.00	0.00	0.00	0.00	0.00	0.00	0.00
Year Ended March 31, 2004	$1.00	0.01	0.00	0.01	(0.01)	0.00	(0.01)
Year Ended March 31, 2003	$1.00	0.01	0.00	0.01	(0.01)	0.00	(0.01)
Year Ended March 31, 2002	$1.00	0.03	0.00	0.03	(0.03)	0.00	(0.03)
Year Ended March 31, 2001	$1.00	0.06	0.00	0.06	(0.06)	0.00	(0.06)
Year Ended March 31, 2000	$1.00	0.05	0.00	0.05	(0.05)	0.00	(0.05)

**	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not Annualized.
(b)	Annualized.

See notes to financial statements.

	Total Return/ Ratios/ Supplementary Data

				Ratio of		Ratio of Net		Ratio of		Ratio of Net
NAV			Net Assets	Expenses to		Investment Income		Expenses to		Investment Income
End of	Total		End of Period	Average		(Loss) to Average		Average Net		(Loss) to Average		Portfolio
Period	Return		(000 omitted)	Net Assets		Net Assets		Assets**		Net Assets**		Turnover

$1.00	0.24%	(a)	$109,749	0.78%	(b)	0.47%	(b)	0.83%	(b)	0.42%	(b)
$1.00	0.40%		$97,811	0.75%		0.41%		0.81%		0.36%
$1.00	0.96%		$168,574	0.72%		0.95%		0.77%		0.90%
$1.00	2.66%		$134,316	0.68%		2.69%		0.73%		2.64%
$1.00	5.73%		$170,838	0.68%		5.59%		0.73%		5.54%
$1.00	4.75%		$170,811	0.68%		4.65%		0.73%		4.60%
$1.00	0.59%	(a)	$65,807	0.12%	(b)	1.20%	(b)	0.71%	(b)	0.61%	(b)
$1.00	1.03%		$33,034	0.14%		1.00%		0.68%		0.46%
$1.00	0.11%	(a)	$21,430	1.25%	(b)	0.19%	(b)	1.58%	(b)	(0.15%	)(b)
$1.00	0.08%		$37,139	1.37%		0.08%		1.55%		(0.10%)
$1.00	0.56%		$74,250	1.36%		0.56%		—		—
$1.00	2.22%		$79,744	1.36%		2.14%		—		—
$1.00	5.26%		$77,849	1.36%		5.13%		—		—
$1.00	4.18%		$91,703	1.36%		4.11%		—		—
$1.00	0.19%	(a)	$38,382	1.09%	(b)	0.43%	(b)	1.33%	(b)	0.19%	(b)
$1.00	0.29%		$28,748	1.12%		0.29%		1.30%		0.10%
$1.00	0.81%		$3,958	1.11%		0.86%		—		—
$1.00	2.48%		$8,519	1.11%		2.44%		—		—
$1.00	5.52%		$9,139	1.11%		5.39%		—		—
$1.00	4.44%		$8,639	1.11%		4.36%		—		—
$1.00	0.25%	(a)	$24,859	0.98%	(b)	0.50%	(b)	1.08%	(b)	0.40%	(b)
$1.00	0.41%		$18,804	0.87%		0.41%		1.05%		0.23%
$1.00	1.06%		$29,287	0.86%		1.09%		—		—
$1.00	2.73%		$44,038	0.86%		2.57%		—		—
$1.00	5.80%		$30,590	0.86%		5.65%		—		—
$1.00	4.70%		$31,619	0.86%		4.59%		—		—
$1.00	0.32%	(a)	$14,302	0.83%	(b)	0.63%	(b)	—		—
$1.00	0.56%		$22,734	0.62%		0.56%		0.80%		0.38%
$1.00	1.22%		$28,948	0.71%		1.21%		—		—
$1.00	2.89%		$43,041	0.71%		2.72%		—		—
$1.00	5.94%		$32,061	0.71%		5.78%		—		—
$1.00	4.86%		$38,318	0.71%		4.82%		—		—

See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

Financial Highlights (Continued)

		Investment Activities			Dividends and Distributions

				Total			Total
	NAV	Net	Net Realized/	from	From Net	From Net	Dividends
	Beginning	Investment	Unrealized	Investment	Investment	Realized	and
	of Period	Income (Loss)	Gains/(Losses)	Activities	Income	Gains	Distributions

Municipal Assets Fund S Shares
Six Months Ended September 30, 2004 (unaudited)	$1.00	0.00	0.00	0.00	0.00	0.00	0.00
Year Ended March 31, 2004	$1.00	0.00	0.00	0.00	0.00	0.00	0.00
Year Ended March 31, 2003	$1.00	0.00	0.00	0.00	0.00	0.00	0.00
Year Ended March 31, 2002	$1.00	0.01	0.00	0.01	(0.01)	0.00	(0.01)
Year Ended March 31, 2001	$1.00	0.03	0.00	0.03	(0.03)	0.00	(0.03)
Year Ended March 31, 2000	$1.00	0.02	0.00	0.02	(0.02)	0.00	(0.02)
Municipal Assets Fund T Shares
Six Months Ended September 30, 2004 (unaudited)	$1.00	0.00	0.00	0.00	0.00	0.00	0.00
Year Ended March 31, 2004	$1.00	0.00	0.00	0.00	0.00	0.00	0.00
Year Ended March 31, 2003	$1.00	0.01	0.00	0.01	(0.01)	0.00	(0.01)
Year Ended March 31, 2002	$1.00	0.02	0.00	0.02	(0.02)	0.00	(0.02)
Year Ended March 31, 2001	$1.00	0.03	0.00	0.03	(0.03)	0.00	(0.03)
Year Ended March 31, 2000	$1.00	0.03	0.00	0.03	(0.03)	0.00	(0.03)
Municipal Assets Fund I Shares
Six Months Ended September 30, 2004 (unaudited)	$1.00	0.00	0.00	0.00	0.00	0.00	0.00
Year Ended March 31, 2004	$1.00	0.00	0.00	0.00	0.00	0.00	0.00
Year Ended March 31, 2003	$1.00	0.01	0.00	0.01	(0.01)	0.00	(0.01)
Year Ended March 31, 2002	$1.00	0.02	0.00	0.02	(0.02)	0.00	(0.02)
Year Ended March 31, 2001	$1.00	0.03	0.00	0.03	(0.03)	0.00	(0.03)
Year Ended March 31, 2000	$1.00	0.03	0.00	0.03	(0.03)	0.00	(0.03)
Limited Term Bond Fund
Six Months Ended September 30, 2004 (unaudited)	$9.76	0.13	(0.12)	0.01	(0.13)	0.00	(0.13)
Year Ended March 31, 2004	$9.62	0.28	0.14	0.42	(0.28)	0.00	(0.28)
Year Ended March 31, 2003	$9.98	0.47	(0.36)	0.11	(0.47)	0.00	(0.47)
Year Ended March 31, 2002	$9.94	0.55	0.03	0.58	(0.54)	0.00	(0.54)
Year Ended March 31, 2001	$9.63	0.54	0.31	0.85	(0.54)	0.00	(0.54)
Year Ended March 31, 2000	$10.00	0.50	(0.37)	0.13	(0.50)	0.00	(0.50)
Bond Fund
Six Months Ended September 30, 2004 (unaudited)	$10.05	0.20	(0.10)	0.10	(0.20)	0.00	(0.20)
Year Ended March 31, 2004	$9.78	0.41	0.28	0.69	(0.42)	0.00	(0.42)
Year Ended March 31, 2003	$9.94	0.58	(0.14)	0.44	(0.59)	(0.01)	(0.60)
Year Ended March 31, 2002	$9.97	0.56	(0.03)	0.53	(0.56)	0.00	(0.56)
Year Ended March 31, 2001	$9.53	0.61	0.44	1.05	(0.61)	0.00	(0.61)
Year Ended March 31, 2000	$9.88	0.57	(0.35)	0.22	(0.57)	0.00	(0.57)

**	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not Annualized.
(b)	Annualized.

See notes to financial statements.

	Total Return/ Ratios/ Supplementary Data

				Ratio of		Ratio of Net		Ratio of		Ratio of Net
NAV			Net Assets	Expenses to		Investment Income		Expenses to		Investment Income
End of	Total		End of Period	Average		(Loss) to Average		Average Net		(Loss) to Average		Portfolio
Period	Return		(000 omitted)	Net Assets		Net Assets		Assets**		Net Assets**		Turnover

$1.00	0.17%	(a)	$2,952	0.82%	(b)	0.33%	(b)	1.29%	(b)	(0.14%	)(b)
$1.00	0.23%		$2,783	1.20%		0.24%		1.65%		(0.21%	)
$1.00	0.35%		$2,993	1.10%		0.33%		1.17%		0.26%
$1.00	1.47%		$2,151	1.11%		1.40%		—		—
$1.00	3.07%		$2,403	1.12%		3.09%		—		—
$1.00	2.43%		$7,370	1.14%		2.41%		1.15%		2.40%
$1.00	0.17%	(a)	$3,318	0.80%	(b)	0.35%	(b)	1.04%	(b)	0.10%	(b)
$1.00	0.26%		$3,666	0.95%		0.26%		1.16%		0.05%
$1.00	0.55%		$5,493	0.92%		0.56%		—		—
$1.00	1.70%		$6,053	0.86%		1.67%		—		—
$1.00	3.31%		$6,054	0.87%		3.26%		—		—
$1.00	2.68%		$11,326	0.89%		2.61%		0.90%		2.63%
$1.00	0.18%	(a)	$12,599	0.79%	(b)	0.34%	(b)	—		—
$1.00	0.30%		$27,471	0.70%		0.31%		—		—
$1.00	0.70%		$33,568	0.77%		0.68%		—		—
$1.00	1.88%		$26,516	0.71%		1.82%		—		—
$1.00	3.48%		$27,330	0.72%		3.41%		—		—
$1.00	2.84%		$26,124	0.74%		2.78%		0.75%		2.79%
$9.64	0.07%	(a)	$64,246	0.90%	(b)	2.60%	(b)	0.98%	(b)	2.52%	(b)	21.33%
$9.76	4.37%		$65,881	0.96%		2.85%		—		—		73.81%
$9.62	1.13%		$58,746	0.92%		4.73%		—		—		55.05%
$9.98	5.96%		$54,153	0.93%		5.43%		—		—		47.31%
$9.94	9.06%		$47,754	0.90%		5.48%		—		—		49.54%
$9.63	1.38%		$52,507	0.92%		5.11%		—		—		41.58%
$9.95	1.00%	(a)	$114,935	1.00%	(b)	3.96%	(b)	1.03%	(b)	3.93%	(b)	17.87%
$10.05	7.08%		$125,496	0.99%		4.12%		—		—		79.75%
$9.78	4.46%		$131,296	0.95%		5.78%		—		—		32.67%
$9.94	5.20%		$143,385	0.99%		5.79%		—		—		41.67%
$9.97	11.37%		$36,340	0.99%		6.33%		—		—		17.62%
$9.53	2.41%		$27,339	1.01%		6.01%		—		—		31.83%

See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.

Financial Highlights (Continued)

		Investment Activities			Dividends and Distributions

				Total			Total
	NAV	Net	Net Realized/	from	From Net	From Net	Dividends
	Beginning	Investment	Unrealized	Investment	Investment	Realized	and
	of Period	Income (Loss)	Gains/(Losses)	Activities	Income	Gains	Distributions

Municipal Bond Fund
Six Months Ended September 30, 2004 (unaudited)	$11.02	0.17	(0.14)	0.03	(0.17)	0.00	(0.17)
Year Ended March 31, 2004	$11.06	0.37	0.07	0.44	(0.38)	(0.10)	(0.48)
Year Ended March 31, 2003	$10.54	0.40	0.54	0.94	(0.40)	(0.02)	(0.42)
Year Ended March 31, 2002	$10.68	0.41	(0.14)	0.27	(0.41)	0.00	(0.41)
Year Ended March 31, 2001	$10.24	0.42	0.44	0.86	(0.42)	0.00	(0.42)
Year Ended March 31, 2000	$10.67	0.41	(0.40)	0.01	(0.41)	(0.03)	(0.44)
Balanced Fund
Six Months Ended September 30, 2004 (unaudited)	$11.63	0.07	(0.31)	(0.24)	(0.07)	0.00	(0.07)
Year Ended March 31, 2004	$10.00	0.11	1.63	1.74	(0.11)	0.00	(0.11)
Year Ended March 31, 2003	$12.54	0.16	(2.54)	(2.38)	(0.16)	0.00	(0.16)
Year Ended March 31, 2002	$12.80	0.20	(0.26)	(0.06)	(0.20)	0.00	(0.20)
Year Ended March 31, 2001	$16.58	0.31	(2.72)	(2.41)	(0.31)	(1.06)	(1.37)
Year Ended March 31, 2000	$16.01	0.28	2.08	2.36	(0.28)	(1.51)	(1.79)
Equity Fund S Shares
Six Months Ended September 30, 2004 (unaudited)	$13.96	0.00	(0.52)	(0.52)	0.00	0.00	0.00
Year Ended March 31, 2004	$11.19	(0.03)	2.80	2.77	0.00	0.00	0.00
Year Ended March 31, 2003	$15.83	(0.04)	(4.60)	(4.64)	0.00	0.00	0.00
Year Ended March 31, 2002	$16.44	(0.09)	(0.52)	(0.61)	0.00	0.00	0.00
Year Ended March 31, 2001	$23.28	(0.09)	(4.94)	(5.03)	0.00	(1.81)	(1.81)
Year Ended March 31, 2000	$22.90	(0.06)	4.10	4.04	0.00	(3.66)	(3.66)
Equity Fund T Shares
Six Months Ended September 30, 2004 (unaudited)	$14.17	0.01	(0.52)	(0.51)	0.00	0.00	0.00
Year Ended March 31, 2004	$11.33	0.00	2.84	2.84	0.00	0.00	0.00
Year Ended March 31, 2003	$15.99	(0.01)	(4.65)	(4.66)	0.00	0.00	0.00
Year Ended March 31, 2002	$16.56	(0.04)	(0.53)	(0.57)	0.00	0.00	0.00
Year Ended March 31, 2001	$23.38	(0.03)	(4.98)	(5.01)	0.00	(1.81)	(1.81)
Year Ended March 31, 2000	$22.94	(0.01)	4.11	4.10	0.00	(3.66)	(3.66)
Growth
Six Months Ended September 30, 2004 (unaudited)	$9.59	(0.03)	(0.79)	(0.82)	0.00	0.00	0.00
Year Ended March 31, 2004	$6.93	(0.06)	2.72	2.66	0.00	0.00	0.00
Year Ended March 31, 2003	$10.51	(0.05)	(3.53)	(3.58)	0.00	0.00	0.00
Year Ended March 31, 2002	$11.03	(0.09)	(0.35)	(0.44)	0.00	(0.08)	(0.08)
Year Ended March 31, 2001	$20.49	(0.10)	(5.93)	(6.03)	0.00	(3.43)	(3.43)
Year Ended March 31, 2000	$17.63	(0.12)	5.57	5.45	0.00	(2.59)	(2.59)

**	During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not Annualized.
(b)	Annualized.

See notes to financial statements.

	Total Return/ Ratios/ Supplementary Data

				Ratio of		Ratio of Net		Ratio of	Ratio of Net
NAV			Net Assets	Expenses to		Investment Income		Expenses to	Investment Income
End of	Total		End of Period	Average		(Loss) to Average		Average Net	(Loss) to Average	Portfolio
Period	Return		(000 omitted)	Net Assets		Net Assets		Assets**	Net Assets**	Turnover

$10.88	0.35%	(a)	$41,343	1.00%	(b)	3.19%	(b)	—	—	19.80%
$11.02	3.91%		$43,520	0.93%		3.30%		—	—	24.51%
$11.06	9.06%		$47,187	0.85%		3.60%		—	—	9.95%
$10.54	2.41%		$46,695	0.91%		3.81%		—	—	27.61%
$10.68	8.59%		$47,274	0.86%		4.03%		—	—	21.11%
$10.24	0.10%		$48,616	0.92%		3.91%		—	—	26.51%
$11.32	(2.07%	) (a)	$31,543	1.34%	(b)	1.19%	(b)	1.41% (b)	1.12% (b)	22.11%
$11.63	17.46%		$38,220	1.37%		1.00%		—	—	75.52%
$10.00	(18.88%	)	$36,978	1.25%		1.46%		—	—	36.19%
$12.54	(0.45%	)	$56,945	1.19%		1.56%		—	—	38.28%
$12.80	(15.39%	)	$68,114	1.12%		2.03%		—	—	45.49%
$16.58	15.56%		$96,688	1.20%		1.77%		—	—	64.22%
$13.44	(3.73%	) (a)	$96,184	1.48%	(b)	(0.07%	)(b)	—	—	20.19%
$13.96	24.75%		$113,425	1.49%		(0.25%	)	—	—	83.72%
$11.19	(29.31%	)	$110,017	1.41%		(0.30%	)	—	—	38.63%
$15.83	(3.65%	)	$204,521	1.39%		(0.52%	)	—	—	58.75%
$16.44	(22.98%	)	$232,217	1.39%		(0.40%	)	—	—	71.85%
$23.28	18.59%		$325,035	1.36%		(0.31%	)	—	—	89.42%
$13.66	(3.60%	) (a)	$61,184	1.23%	(b)	0.19%	(b)	—	—	20.19%
$14.17	25.07%		$92,185	1.24%		0.00%		—	—	83.72%
$11.33	(29.14%	)	$92,735	1.16%		(0.05%	)	—	—	38.63%
$15.99	(3.44%	)	$162,622	1.14%		(0.27%	)	—	—	58.75%
$16.56	(22.79%	)	$182,099	1.14%		(0.15%	)	—	—	71.85%
$23.38	18.83%		$259,796	1.11%		(0.06%	)	—	—	89.42%
$8.77	(8.55%	) (a)	$41,765	1.51%	(b)	(0.59%	)(b)	—	—	31.33%
$9.59	38.38%		$50,256	1.53%		(0.66%	)	—	—	143.93%
$6.93	(34.06%	)	$36,107	1.52%		(0.68%	)	—	—	80.30%
$10.51	(4.12%	)	$94,754	1.36%		(0.81%	)	—	—	106.39%
$11.03	(32.83%	)	$105,225	1.33%		(0.66%	)	—	—	183.82%
$20.49	33.51%		$159,299	1.35%		(0.67%	)	—	—	156.56%

See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC

Additional Information (unaudited)
September 30, 2004

1. About Your Fund Expenses

It is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses. Expenses, which are deducted from a fund’s investment income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table on page 71 illustrates your fund’s costs in two ways:

1.	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

2.	Based on hypothetical 5% return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a “sales load” or transaction fee. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

VINTAGE MUTUAL FUNDS, INC
Additional Information (unaudited) (Continued)
September 30, 2004

Six Months Ended September 30, 2004

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Vintage Mutual Funds	3/31/2004	9/30/2004	Period*

Based on Actual Fund Return
Money Market Funds:
Government Assets Fund	$1,000.00	$1,002.40	$3.90
Institutional Reserves Fund	1,000.00	1,005.85	0.60
Liquid Assets Fund S Shares	1,000.00	1,001.09	6.25
Liquid Assets Fund S2 Shares	1,000.00	1,001.93	5.46
Liquid Assets Fund T Shares	1,000.00	1,002.46	4.91
Liquid Assets Fund I Shares	1,000.00	1,003.22	4.16
Municipal Assets Fund S Shares	1,000.00	1,001.65	4.10
Municipal Assets Fund T Shares	1,000.00	1,001.49	4.00
Municipal Assets Fund I Shares	1,000.00	1,001.78	3.95
Fixed Income Funds:
Limited Term Bond Fund	1,000.00	987.70	4.47
Bond Fund	1,000.00	990.05	4.98
Municipal Bond Fund	1,000.00	987.30	4.97
Balanced Fund	1,000.00	973.34	6.61
Equity Funds:
Equity Fund S Shares	1,000.00	962.75	7.26
Equity Fund T Shares	1,000.00	966.05	6.05
Growth Fund	1,000.00	914.49	7.23

Based on Hypothetical 5% Return
Money Market Funds:
Government Assets Fund	$1,000.00	$1,021.10	$3.94
Institutional Reserves Fund	1,000.00	1,024.40	0.61
Liquid Assets Fund S Shares	1,000.00	1,018.75	6.31
Liquid Assets Fund S2 Shares	1,000.00	1,019.55	5.50
Liquid Assets Fund T Shares	1,000.00	1,020.10	4.95
Liquid Assets Fund I Shares	1,000.00	1,020.85	4.19
Municipal Assets Fund S Shares	1,000.00	1,020.90	4.14
Municipal Assets Fund T Shares	1,000.00	1,021.00	4.04
Municipal Assets Fund I Shares	1,000.00	1,021.05	3.99
Fixed Income Funds:
Limited Term Bond Fund	1,000.00	1,020.50	4.55
Bond Fund	1,000.00	1,020.00	5.05
Municipal Bond Fund	1,000.00	1,020.00	5.05
Balanced Fund	1,000.00	1,018.30	6.76
Equity Funds:
Equity Fund S Shares	1,000.00	1,017.60	7.47
Equity Fund T Shares	1,000.00	1,018.85	6.21
Growth Fund	1,000.00	1,017.45	7.62

*	Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 366.

VINTAGE MUTUAL FUNDS, INC
Additional Information (unaudited) (Continued)
September 30, 2004

2. Proxy Voting Policies and Procedures, Proxy Voting Record and Schedule of Portfolio Holdings

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities and a record of how the Funds vote the proxies related to the Funds’ portfolio securities during the year ended June 30, 2004 as well as a complete schedule of portfolio holdings for the first and third quarters (Form N-Q) is available free of charge (Form N-Q is a new filing, and the first one will be filed for the quarter ending 12/31/04).

The proxy voting record (form N-PX) and the portfolio holdings (Form N-Q) are available upon request:

✓	by calling the Funds toll free at 1-800-798-1819,

✓	at www.sec.gov, or by phone at 1-800-SEC-0330, or

✓	by mail at Public Reference Section, SEC, Washington, D.C. 20549 (duplicating fee required).

✓	The proxy voting record is also available on the Funds’ website at http://www.vintagefunds.com.

TABLE OF CONTENTS

Performance Reports and

Schedules of Portfolio Investments

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Financial Highlights

Additional Information

SERVICE PROVIDERS

INVESTMENT ADVISER and ADMINISTRATOR

Investors Management Group
1415 28th Street, Suite 200
West Des Moines, Iowa 50266-1461

DISTRIBUTOR

BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL

Cline, Williams, Wright, Johnson & Oldfather, L.L.P.
1900 U.S. Bank Building
Lincoln, Nebraska 68508

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
1010 Grand Boulevard, Suite 400
Kansas City, MO 64106-2232

SEMI-ANNUAL

REPORT

TO

SHAREHOLDERS

SEPTEMBER 30, 2004

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) THE CODE OF ETHICS WAS AMENDED DURING THE REPORTING PERIOD TO EXEMPT FROM THE DEFINITION OF “COVERED SECURITIES” ANY SECURITIES OF A COMPANY WITH A CAPITALIZATION OVER $10 BILLION AND ANY FIXED INCOME SECURITIES.

(D) THERE WAS NO WAIVER GRANTED UNDER THE CODE OF ETHICS DURING THE REPORTING PERIOD.

(E) NOT APPLICABLE.

(F)(1) NOT APPLICABLE.

(F)(2) NOT APPLICABLE.

(F)(3) TO REQUEST A FREE COPY OF THE VINTAGE MUTUAL FUNDS, INC. CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Debra Johnson is the independent director named as the audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below. These numbers include professional services for the preparation of the Registrant’s tax returns.

March 31, 2003          $112,680
March 31, 2004          $135,000

(B) NOT APPLICABLE.

(C) SEE ITEM 4(A)

(D) NOT APPLICABLE.

(E) NOT APPLICABLE.

(F) NOT APPLICABLE.

(G) NOT APPLICABLE.

(H) NOT APPLICABLE.

ITEM 5. NOT APPLICABLE.

ITEM 6. NOT APPLICABLE.

ITEM 7. NOT APPLICABLE.

ITEM 8. NOT APPLICABLE.

ITEM 9. NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT’S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF NOVEMBER 29, 2004, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT’S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 11. EXHIBITS.

(A)	A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBITS.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VINTAGE MUTUAL FUNDS, INC.
By /s/
Patricia M. Bonavia,
Vice-President

Date: December 3, 2004

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

Patricia M. Bonavia,
December 3, 2004	Vice-President and Principal Executive,

Amy M. Mitchell,
December 3, 2004	Treasurer and Principal Financial and Accounting Officer,